UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ  07078-2789

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100

Date of fiscal year end:  12/31_

Date of reporting period:  9/30/15

Item 1. Schedule of Investments.

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2015 (unaudited)

	Country	Shares	Value
Common Stocks and Other Equity Interests 89.2%
Aerospace & Defense 1.9%
[a]KLX Inc.	United States	2,061,590	$73,681,228
Auto Components 0.4%
[a,b]International Automotive Components Group Brazil LLC	Brazil	2,846,329	79,370
[a,b,c]International Automotive Components Group North America LLC	United States	22,836,904	13,587,044
			13,666,414
Banks 9.4%
Barclays PLC	United Kingdom	20,475,170	75,597,573
JPMorgan Chase & Co.	United States	1,911,470	116,542,326
Societe Generale SA	France	1,145,620	51,026,308
Wells Fargo & Co.	United States	2,226,980	114,355,423
			357,521,630
Beverages 2.2%
Molson Coors Brewing Co., B	United States	243,220	20,192,124
PepsiCo Inc.	United States	666,103	62,813,513
			83,005,637
Chemicals 2.7%
Arkema SA	France	940,304	60,767,533
The Chemours Co. LLC	United States	2,937,579	19,006,136
[a,d,e]Dow Corning Corp., Contingent Distribution	United States	12,598,548	—
Tronox Ltd., A	United States	5,176,350	22,620,649
			102,394,318
Communications Equipment 3.8%
Cisco Systems Inc.	United States	2,720,112	71,402,940
Nokia Corp., ADR	Finland	10,827,504	73,410,477
			144,813,417
Construction & Engineering 1.3%
Sinopec Engineering Group Co. Ltd.	China	58,345,700	50,740,956
Consumer Finance 2.1%
Capital One Financial Corp.	United States	1,094,900	79,402,148
Diversified Telecommunication Services 3.6%
[a,d,e]Global Crossing Holdings Ltd., Contingent Distribution	United States	60,632,757	—
Koninklijke KPN NV	Netherlands	33,100,190	123,714,894
TDC AS	Denmark	2,355,691	12,129,058
			135,843,952
Energy Equipment & Services 2.5%
Baker Hughes Inc.	United States	1,543,720	80,335,189
Ensco PLC, A	United States	934,170	13,153,114
			93,488,303
Food & Staples Retailing 2.6%
Walgreens Boots Alliance Inc.	United States	1,177,451	97,846,178
Health Care Equipment & Supplies 4.6%
Medtronic PLC	United States	1,762,955	118,012,208
Stryker Corp.	United States	611,166	57,510,720
			175,522,928
Insurance 6.8%
The Allstate Corp.	United States	1,257,706	73,248,798
RSA Insurance Group PLC	United Kingdom	12,512,342	76,198,048
White Mountains Insurance Group Ltd.	United States	146,141	109,211,169
			258,658,015
IT Services 1.5%
Xerox Corp.	United States	6,013,798	58,514,255

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

Machinery 1.2%
Caterpillar Inc.	United States	707,230	46,224,553
Media 9.9%
CBS Corp., B	United States	1,178,271	47,013,013
[a]Liberty Global PLC, C	United Kingdom	1,241,640	50,932,073
Relx PLC	United Kingdom	2,648,846	45,344,722
Time Warner Cable Inc.	United States	424,034	76,058,979
Time Warner Inc.	United States	643,542	44,243,512
Twenty-First Century Fox Inc., B	United States	4,087,847	110,658,018
			374,250,317
Metals & Mining 1.3%
Freeport-McMoRan Inc., B	United States	5,167,319	50,071,321
[a,b,f]PMG LLC	United States	5,455	213,055
			50,284,376
Oil, Gas & Consumable Fuels 1.2%
Marathon Oil Corp.	United States	2,955,471	45,514,253
Personal Products 0.3%
Avon Products Inc.	United States	2,997,830	9,742,948
Pharmaceuticals 10.2%
Eli Lilly & Co.	United States	955,382	79,955,920
GlaxoSmithKline PLC	United Kingdom	2,500,453	47,871,387
Merck & Co. Inc.	United States	2,342,630	115,702,496
Novartis AG, ADR	Switzerland	825,006	75,834,551
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,192,870	67,349,440
			386,713,794
Semiconductors & Semiconductor Equipment 0.6%
Altera Corp.	United States	469,520	23,513,562
Software 10.0%
CA Inc.	United States	2,175,056	59,379,029
[a]Check Point Software Technologies Ltd.	Israel	613,666	48,682,124
Microsoft Corp.	United States	2,715,658	120,195,023
Open Text Corp.	Canada	1,158,530	51,844,217
Symantec Corp.	United States	5,067,402	98,662,317
			378,762,710
Specialty Retail 0.6%
[a]Office Depot Inc.	United States	3,481,770	22,352,963
Technology Hardware, Storage & Peripherals 1.3%
Samsung Electronics Co. Ltd.	South Korea	49,616	47,471,815
Tobacco 4.6%
British American Tobacco PLC	United Kingdom	2,236,965	123,237,242
Reynolds American Inc.	United States	1,129,012	49,981,361
			173,218,603
Wireless Telecommunication Services 2.6%
Vodafone Group PLC	United Kingdom	31,413,749	99,025,097

Total Common Stocks and Other Equity Interests (Cost $3,092,728,657)			3,382,174,370
Preferred Stocks 2.7%
Automobiles 1.2%
Volkswagen AG, pfd.	Germany	411,000	44,903,875
Technology Hardware, Storage & Peripherals 1.5%
Samsung Electronics Co. Ltd., pfd.	South Korea	72,001	55,706,887
Total Preferred Stocks (Cost $114,079,764)			100,610,762

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)
		Principal Amount
Corporate Notes and Senior Floating Rate Interests 1.0%
[g]Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	$1,402,571	1,398,013
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	18,873,000	16,207,189
[g]Tranche D Term Loan, 6.944%, 1/30/19	United States	15,813,482	13,164,724
[g]Tranche E Term Loan, 7.694%, 7/30/19	United States	5,080,935	4,261,635
[g]NGPL PipeCo LLC, Term Loan, 6.75%, 9/15/17	United States	624,851	565,490
Total Corporate Notes and Senior Floating Rate Interests (Cost $39,557,309)			35,597,051
Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization 2.2%
[b,h]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	10,848	—
[g,h]Caesars Entertainment Operating Co. Inc., 1.50%, 3/01/17,
Term B-5-B Loans	United States	7,949,777	7,370,103
Term B-6-B Loans	United States	33,533,690	31,413,892
Term B-7 Loans	United States	10,720,130	9,775,418
[h]Samson Investment Co., senior note, 9.75%, 2/15/20	United States	14,349,000	251,107
[g,h]Texas Competitive Electric Holdings Co. LLC, Term Loans, 4.683%, 10/10/17	United States	46,282,735	18,006,900
[h,i]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 3.919%, 10/01/20	United States	28,306,000	11,039,340
[h]Walter Energy Inc.,
[g]B Term Loan, 5.80%, 4/02/18	United States	9,375,505	3,468,937
[i]first lien, 144A, 6.33%, 10/15/19	United States	5,229,000	1,869,367
[i,j] second lien, 144A, PIK, 11.50%, 4/01/20	United States	4,557,750	66,386
Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $136,708,429)			83,261,450
		Shares
Companies in Liquidation 0.2%
[a]Adelphia Recovery Trust	United States	48,268,724	120,672
[a,d]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	6,161,087	30,805
[a,b,c,f]CB FIM Coinvestors LLC	United States	15,831,950	—
[a,d,e]Century Communications Corp., Contingent Distribution	United States	16,986,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	19,805,560	—
[a,k]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	163,140,446	8,768,799
[a,d,e]Tribune Media Litigation Trust, Contingent Distribution	United States	496,804	—
Total Companies in Liquidation (Cost $20,537,757)			8,920,276
		Principal Amount
Municipal Bonds (Cost $14,865,836) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	17,038,000	12,821,095

Total Investments before Short Term Investments (Cost $3,418,477,752)			3,623,385,004
Short Term Investments (Cost $146,875,866) 3.8%
U.S. Government and Agency Securities 3.8%
[l,m]U.S. Treasury Bill, 10/08/15 - 1/28/16	United States	146,900,000	146,902,995

Total Investments (Cost $3,565,353,618) 99.4%			3,770,287,999

Other Assets, less Liabilities 0.6%			21,467,745
Net Assets 100.0%			$3,791,755,744

aNon-income producing.
bSee Note 5 regarding restricted securities.
c At September 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days.
fSee Note 6 regarding holdings of 5% voting securities.
gThe coupon rate shown represents the rate at period end.

Franklin Mutual Beacon Fund
Statement of Investments, September 30, 2015 (unaudited) (continued)
hDefaulted security or security for which income has been deemed uncollectible.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the aggregate value of these securities was $12,975,093, representing 0.34% of net assets.
jIncome may be received in additional securities and/or cash.
k Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
lThe security is traded on a discount basis with no stated coupon rate.
mA portion or all of the security has been segregated as collateral for open forward contracts. At September 30, 2015, the aggregate value of these securities and/or cash pledged amounted to $9,122,925, representing 0.24% of net assets.

At September 30, 2015, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
				Number of	Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD			Short	1,123	$156,925,213	12/14/15	$254,611	$-
GBP/USD			Short	1,705	161,047,906	12/14/15	2,044,647	-
Totals							$2,299,258	$-
Net unrealized appreciation (depreciation)							$2,299,258

At September 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Buy	18,202,742		$20,577,628	10/16/15	$11,528	$(238,944)
Euro	BANT	Sell	24,611,657		26,773,302	10/16/15	9,423	(751,341)
Euro	BONY	Buy		3,663,396	4,092,558	10/16/15	10,672	(7,644)
Euro	DBFX	Buy		4,305,116	4,824,799	10/16/15	9,933	(21,720)
Euro	FBCO	Buy		6,257,809	7,009,232	10/16/15	13,352	(26,509)
Euro	FBCO	Sell	20,724,338		22,379,121	10/16/15	1,000	(791,173)
Euro	HSBC	Buy		5,475,523	6,121,545	10/16/15	11,914	(11,961)
Euro	HSBC	Sell		1,410,614	1,535,167	10/16/15	-	(41,864)
Euro	SSBT	Buy		4,573,931	5,125,189	10/16/15	11,633	(23,281)
Euro	SSBT	Sell		9,761,584	10,893,676	10/16/15	7,416	(26,948)
British Pound	BANT	Buy		6,994,216	10,930,729	10/22/15	-	(354,843)
British Pound	BANT	Sell	33,443,371		49,830,623	10/22/15	-	(738,772)
British Pound	BBU	Buy		2,803,498	4,256,462	10/22/15	-	(17,319)
British Pound	BBU	Sell		651,052	1,016,659	10/22/15	32,210	-
British Pound	DBFX	Buy		1,578,002	2,478,765	10/22/15	-	(92,684)
British Pound	FBCO	Buy		6,908,205	10,476,287	10/22/15	-	(30,458)
British Pound	FBCO	Sell	32,331,080		48,173,309	10/22/15	-	(714,202)
British Pound	HSBC	Buy		8,275,884	12,880,399	10/22/15	-	(366,516)
British Pound	SSBT	Buy		4,066,248	6,410,192	10/22/15	-	(261,658)
British Pound	SSBT	Sell		651,052	1,016,083	10/22/15	31,634	-
South Korean Won	BANT	Buy	3,652,002,326		3,060,683	11/12/15	15,567	-
South Korean Won	BANT	Sell	24,986,908,937		21,287,830	11/12/15	280,094	(39,890)

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

South Korean Won	FBCO	Buy	1,260,683,238	1,054,377	11/12/15	7,555	-
South Korean Won	FBCO	Sell	34,233,036,404	29,303,716	11/12/15	477,103	(9,452)
South Korean Won	HSBC	Buy	3,674,986,738	3,067,750	11/12/15	27,860	-
South Korean Won	HSBC	Sell	24,249,161,641	20,667,922	11/12/15	241,736	-
Euro	BANT	Buy	8,624,929	9,674,243	11/18/15	27,688	(54,379)
Euro	BANT	Sell	33,831,566	38,467,369	11/18/15	627,647	(3,122)
Euro	BBU	Buy	2,162,272	2,434,551	11/18/15	-	(15,908)
Euro	BONY	Buy	951,384	1,104,240	11/18/15	-	(40,054)
Euro	DBFX	Buy	3,882,877	4,375,459	11/18/15	34,401	(66,606)
Euro	DBFX	Sell	19,378,162	22,002,334	11/18/15	338,638	(12,060)
Euro	FBCO	Buy	4,195,105	4,700,952	11/18/15	34,434	(42,883)
Euro	FBCO	Sell	9,975,783	11,201,174	11/18/15	48,443	(5,842)
Euro	HSBC	Buy	6,029,834	6,775,790	11/18/15	26,733	(57,755)
Euro	HSBC	Sell	20,358,131	23,142,610	11/18/15	370,694	-
Euro	SSBT	Buy	3,761,239	4,249,017	11/18/15	27,392	(69,213)
Euro	SSBT	Sell	5,980,823	6,659,553	11/18/15	6,123	(36,516)
British Pound	BANT	Buy	3,897,648	5,940,335	11/23/15	-	(47,744)
British Pound	BANT	Sell	30,308,280	46,977,834	11/23/15	1,156,793	-
British Pound	FBCO	Buy	5,869,237	9,161,068	11/23/15	-	(287,766)
British Pound	SSBT	Buy	7,088,291	11,077,915	11/23/15	-	(361,606)
British Pound	SSBT	Sell	28,752,838	44,566,899	11/23/15	1,097,425	-
Euro	BANT	Sell	1,002,571	1,112,862	1/06/16	-	(9,806)
Euro	BONY	Sell	21,064,614	23,039,422	1/06/16	-	(548,490)
Euro	FBCO	Sell	1,253,214	1,389,819	1/06/16	-	(13,515)
Euro	HSBC	Sell	1,935,000	2,136,898	1/06/16	-	(29,893)
Euro	SSBT	Sell	22,818,675	24,996,702	1/06/16	-	(555,386)
Euro	BANT	Sell	321,537	351,716	1/20/16	-	(8,446)
Euro	BBU	Sell	321,537	351,925	1/20/16	-	(8,237)
Euro	BONY	Sell	181,407	198,572	1/20/16	-	(4,627)
Euro	DBFX	Sell	4,622,421	5,100,995	1/20/16	23	(76,728)
Euro	FBCO	Sell	22,840,946	25,020,469	1/20/16	-	(564,297)
Euro	HSBC	Sell	23,875,920	26,140,121	1/20/16	-	(603,948)
Euro	SSBT	Sell	673,613	736,056	1/20/16	-	(18,476)
British Pound	BANT	Buy	442,795	669,758	1/21/16	-	(412)
British Pound	BANT	Sell	27,551,370	43,045,921	1/21/16	1,398,154	-
British Pound	BBU	Buy	3,884,693	5,970,773	1/21/16	-	(98,514)
British Pound	FBCO	Buy	5,680,769	8,721,572	1/21/16	-	(134,291)
British Pound	SSBT	Buy	73,918	111,731	1/21/16	6	-
British Pound	SSBT	Sell	22,738,449	35,501,540	1/21/16	1,129,180	-
South Korean Won	BANT	Sell	10,828,485,920	9,194,349	2/12/16	89,712	-
South Korean Won	FBCO	Sell	6,816,340,732	5,810,562	2/12/16	79,354	-
South Korean Won	HSBC	Sell	28,622,132,636	24,340,900	2/12/16	275,290	-
British Pound	BANT	Buy	5,438,084	8,387,272	2/19/16	-	(167,835)
British Pound	BBU	Buy	1,446,139	2,266,056	2/19/16	-	(80,278)
British Pound	DBFX	Sell	27,244,897	42,447,550	2/19/16	1,268,024	-
British Pound	FBCO	Buy	6,242,534	9,777,243	2/19/16	-	(341,913)
British Pound	FBCO	Sell	33,923,701	52,758,755	2/19/16	1,484,496	-
British Pound	HSBC	Buy	4,979,920	7,839,804	2/19/16	-	(312,862)
British Pound	SSBT	Buy	3,499,470	5,356,100	2/19/16	-	(66,796)
Euro	BANT	Sell	1,140,791	1,284,005	2/22/16	6,074	(812)

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

Euro	DBFX	Sell	1,760,741	1,982,525	2/22/16	9,522	(658)
Euro	FBCO	Sell	4,795,754	5,391,599	2/22/16	15,910	-
Euro	HSBC	Sell	2,821,344	3,176,152	2/22/16	15,110	(1,478)
Euro	SSBT	Sell	2,430,145	2,752,734	2/22/16	28,719	-
Totals Forward Exchange Contracts unrealized appreciation (depreciation)						$10,796,615	$(9,316,331)
Net unrealized appreciation (depreciation)						$1,480,284

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
DBFX	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
GO	-	General Obligation
PIK	-	Payment-In-Kind

Franklin Mutual European Fund
Statement of Investments, September 30, 2015 (unaudited)

	Country	Shares	Value
Common Stocks 88.3%
Air Freight & Logistics 1.5%
Deutsche Post AG	Germany	1,732,150	$47,964,994
Auto Components 1.1%
Cie Generale des Etablissements Michelin, B	France	388,660	35,369,277
Banks 10.9%
Barclays PLC	United Kingdom	12,185,662	44,991,396
BNP Paribas SA	France	1,157,580	67,874,170
[a]Commerzbank AG	Germany	3,869,928	40,754,091
HSBC Holdings PLC	United Kingdom	4,359,540	32,877,868
[a]Royal Bank of Scotland Group PLC	United Kingdom	5,160,236	24,581,237
Societe Generale SA	France	1,426,820	63,551,052
UniCredit SpA	Italy	10,178,557	63,367,510
			337,997,324
Beverages 0.5%
SABMiller PLC	United Kingdom	287,320	16,237,253
Capital Markets 1.7%
UBS Group AG	Switzerland	2,902,839	53,653,664
Chemicals 1.7%
Arkema SA	France	818,295	52,882,651
Commercial Services & Supplies 1.2%
G4S PLC	United Kingdom	10,283,548	35,876,840
Communications Equipment 2.2%
Nokia Corp., ADR	Finland	5,416,684	36,725,117
Nokia OYJ, A	Finland	4,813,544	32,845,498
			69,570,615
Construction & Engineering 2.8%
Balfour Beatty PLC	United Kingdom	12,287,260	46,732,245
FLSmidth & Co. AS	Denmark	1,157,049	38,393,234
			85,125,479
Construction Materials 1.7%
[a]LafargeHolcim Ltd., B	Switzerland	1,005,721	52,690,945
Diversified Financial Services 0.1%
Oslo Bors VPS Holding ASA	Norway	340,000	3,474,482
Diversified Telecommunication Services 8.7%
Deutsche Telekom AG	Germany	3,810,596	67,655,851
[a]Euskaltel SA	Spain	2,929,285	33,722,836
Hellenic Telecommunications Organization SA	Greece	2,215,975	19,319,002
Koninklijke KPN NV	Netherlands	19,594,565	73,236,423
[a,b]Sunrise Communications Group AG, 144A	Switzerland	593,189	34,030,444
TDC AS	Denmark	3,560,914	18,334,549
Telenor ASA	Norway	1,245,708	23,250,485
			269,549,590
Electric Utilities 2.4%
Enel SpA	Italy	16,662,957	74,273,255
Energy Equipment & Services 0.3%
[a,c]DeepOcean Group Holding BV	Netherlands	915,467	8,239,203
Food & Staples Retailing 1.9%
Metro AG	Germany	2,155,301	59,477,712

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual European Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

Hotels, Restaurants & Leisure 2.2%
Accor SA	France	1,472,181	68,714,269

Industrial Conglomerates 1.9%
Koninklijke Philips NV	Netherlands	2,559,236	60,198,338

Insurance 17.2%
Ageas	Belgium	1,719,689	70,550,545
Assicurazioni Generali SpA	Italy	3,652,907	66,795,491
Direct Line Insurance Group PLC	United Kingdom	13,726,245	77,819,923
Lancashire Holdings Ltd.	United Kingdom	4,835,670	50,531,049
NN Group NV	Netherlands	2,423,079	69,386,013
RSA Insurance Group PLC	United Kingdom	10,023,189	61,039,527
[a]Storebrand ASA	Norway	7,273,465	23,836,222
UNIQA Insurance Group AG	Austria	5,362,759	46,453,155
XL Group PLC	Ireland	1,794,560	65,178,419
			531,590,344
Machinery 1.2%
CNH Industrial NV	United Kingdom	1,741,006	11,334,997
CNH Industrial NV, special voting	United Kingdom	833,461	5,426,333
[a]Vossloh AG	Germany	293,290	21,838,717
			38,600,047
Marine 2.1%
A.P. Moeller-Maersk AS, B	Denmark	41,600	64,001,917

Media 5.2%
[a]Liberty Global PLC, C	United Kingdom	1,419,586	58,231,418
Relx PLC	United Kingdom	2,683,818	45,943,396
Societe Television Francaise 1	France	4,010,458	56,255,233
			160,430,047
Metals & Mining 3.1%
Anglo American PLC	United Kingdom	1,119,118	9,323,356
ThyssenKrupp AG	Germany	2,040,995	35,769,530
Voestalpine AG	Austria	1,448,869	49,715,605
			94,808,491
Oil, Gas & Consumable Fuels 5.9%
BG Group PLC	United Kingdom	3,385,143	48,683,427
BP PLC	United Kingdom	8,930,241	45,105,890
[a]Cairn Energy PLC	United Kingdom	12,858,240	27,222,824
Repsol SA	Spain	2,878,709	33,494,518
Royal Dutch Shell PLC, A	United Kingdom	1,193,099	28,250,763
			182,757,422
Pharmaceuticals 3.1%
GlaxoSmithKline PLC	United Kingdom	1,634,190	31,286,708
Novartis AG	Switzerland	703,124	64,510,761
			95,797,469
Road & Rail 0.7%
[d,e]Euro Wagon LP	Jersey Islands	16,127,149	20,923,964

Specialty Retail 3.6%
[a]Dufry AG	Switzerland	345,245	40,391,964
Kingfisher PLC	United Kingdom	12,840,634	69,633,843
			110,025,807
Technology Hardware, Storage & Peripherals 0.5%
Wincor Nixdorf AG	Germany	370,405	14,531,458

Trading Companies & Distributors 0.8%
Kloeckner & Co. SE	Germany	3,062,430	25,058,889

Wireless Telecommunication Services 2.1%
Vodafone Group PLC	United Kingdom	20,642,358	65,070,600

Franklin Mutual European Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

Total Common Stocks (Cost $2,962,565,606)			2,734,892,346
Preferred Stocks (Cost $58,286,645) 0.9%
Automobiles 0.9%
Volkswagen AG, pfd.	Germany	246,937	26,979,144

Total Investments before Short Term Investments (Cost $3,020,852,251)			2,761,871,490
Short Term Investments 9.2%
		Principal Amount
U.S. Government and Agency Securities 9.2%
[f]FHLB, 10/01/15	United States	$2,900,000	2,900,000
[f]U.S. Treasury Bill,
[g] 10/22/15	United States	60,000,000	60,000,480
3/03/16	United States	50,000,000	49,994,100
[g] 10/01/15 - 3/24/16	United States	169,100,000	169,091,020
Total U.S. Government and Agency Securities (Cost $281,881,706)			281,985,600
Total Investments (Cost $3,302,733,957) 98.4%			3,043,857,090
Other Assets, less Liabilities 1.6%			50,990,210
Net Assets 100.0%			$3,094,847,300

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the value of this security was $34,030,444, representing 1.10% of net assets.
c Security has been deemed illiquid because it may not be able to be sold within seven days.
d See Note 6 regarding holdings of 5% voting securities.
e See Note 5 regarding restricted securities.
f The security is traded on a discount basis with no stated coupon rate.
g Security or a portion of the security has been segregated as collateral for open forward contracts. At September 30, 2015, the aggregate value of these securities and/or cash pledged as collateral was $25,051,945, representing 0.81% of net assets.

At September 30, 2015, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD	Short	82	$10,539,050	12/14/15	$-	$(54,616)
EUR/USD	Short	3,635	507,945,813	12/14/15	824,633	-
GBP/USD	Short	1,988	187,779,025	12/14/15	2,383,148	-
Totals					$3,207,781	$(54,616)
Net unrealized appreciation (depreciation)					$3,153,165

Franklin Mutual European Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

At September 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Buy	11,123,278	$12,459,777	10/16/15	$19,621	$(43,850)
Euro	BANT	Sell	141,766,987	152,126,056	10/16/15	31,780	(6,397,689)
Euro	BONY	Buy	9,721,611	10,894,534	10/16/15	18,227	(44,242)
Euro	BONY	Sell	4,550,199	5,091,536	10/16/15	4,527	-
Euro	DBFX	Buy	9,319,631	10,435,602	10/16/15	16,966	(33,452)
Euro	FBCO	Buy	9,668,015	10,810,222	10/16/15	22,804	(24,426)
Euro	FBCO	Sell	115,255,253	124,046,704	10/16/15	49,336	(4,855,137)
Euro	HSBC	Buy	6,121,807	6,823,678	10/16/15	20,350	-
Euro	HSBC	Sell	11,438,832	12,780,409	10/16/15	36,692	(44,613)
Euro	SSBT	Buy	9,778,766	10,948,638	10/16/15	19,869	(36,090)
Euro	SSBT	Sell	3,705,241	3,959,523	10/16/15	152	(182,996)
British Pound	BANT	Buy	2,849,848	4,478,149	10/22/15	-	(168,921)
British Pound	BANT	Sell	34,807,836	51,863,676	10/22/15	-	(768,914)
British Pound	BONY	Sell	1,786,327	2,768,726	10/22/15	67,639	-
British Pound	DBFX	Buy	2,849,848	4,476,612	10/22/15	-	(167,385)
British Pound	DBFX	Sell	6,474,662	9,841,414	10/22/15	57,516	(6,375)
British Pound	FBCO	Buy	4,672,914	7,135,256	10/22/15	-	(69,389)
British Pound	FBCO	Sell	33,650,164	50,138,744	10/22/15	-	(743,341)
British Pound	HSBC	Buy	2,586,929	4,062,410	10/22/15	-	(150,740)
British Pound	SSBT	Buy	1,868,952	2,921,393	10/22/15	-	(95,368)
British Pound	SSBT	Sell	5,677,055	8,852,839	10/22/15	268,620	-
Swiss Franc	BANT	Buy	2,312,533	2,487,759	11/12/15	73	(111,008)
Swiss Franc	BBU	Buy	115,702	119,194	11/12/15	-	(275)
Swiss Franc	BONY	Buy	1,279,269	1,312,877	11/12/15	2,487	(529)
Swiss Franc	DBFX	Buy	2,070,672	2,141,898	11/12/15	-	(13,659)
Swiss Franc	DBFX	Sell	828,000	849,878	11/12/15	-	(1,141)
Swiss Franc	FBCO	Buy	8,122,764	8,503,395	11/12/15	-	(154,809)
Swiss Franc	FBCO	Sell	62,657,567	63,678,059	11/12/15	-	(721,460)
Swiss Franc	HSBC	Buy	4,904,730	5,052,990	11/12/15	2,862	(14,765)
Swiss Franc	SSBT	Buy	5,951,193	6,175,291	11/12/15	-	(58,648)
Euro	BANT	Sell	107,551,530	121,617,299	11/18/15	1,689,831	(376,032)
Euro	DBFX	Sell	49,120,715	55,883,778	11/18/15	939,009	-
Euro	FBCO	Sell	5,700,429	6,436,381	11/18/15	105,577	(45,503)
Euro	HSBC	Sell	54,035,722	61,278,341	11/18/15	874,407	(38,594)
Euro	SSBT	Buy	641,761	721,801	11/18/15	-	(3,949)
Euro	SSBT	Sell	30,726,377	34,680,324	11/18/15	335,908	(25,069)
British Pound	BANT	Sell	40,450,841	62,795,129	11/23/15	1,640,236	-
British Pound	DBFX	Sell	764,390	1,186,018	11/23/15	30,388	-
British Pound	SSBT	Buy	722,763	1,129,567	11/23/15	-	(36,871)
British Pound	SSBT	Sell	29,596,537	45,874,632	11/23/15	1,129,627	-
Norwegian Krone	BANT	Sell	446,609,579	53,461,829	11/23/15	1,064,538	(15,129)
Norwegian Krone	BONY	Buy	27,947,984	3,402,009	11/23/15	-	(122,139)
Norwegian Krone	FBCO	Buy	4,137,280	488,552	11/23/15	-	(3,016)

Franklin Mutual European Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

Norwegian Krone	SSBT	Buy	14,555,116	1,766,629	11/23/15	-	(58,496)
Norwegian Krone	SSBT	Sell	29,891,211	3,600,298	11/23/15	92,378	-
Euro	BANT	Sell	26,033,059	28,891,489	1/06/16	-	(260,029)
Euro	BONY	Sell	57,780,776	63,197,724	1/06/16	-	(1,504,521)
Euro	DBFX	Sell	169,226	188,018	1/06/16	-	(1,480)
Euro	SSBT	Sell	60,091,123	65,822,977	1/06/16	-	(1,466,367)
Euro	BANT	Sell	12,695,830	13,994,212	1/20/16	1,983	(228,716)
Euro	BBU	Sell	1,148,740	1,257,307	1/20/16	-	(29,428)
Euro	BONY	Sell	648,104	709,427	1/20/16	-	(16,532)
Euro	DBFX	Sell	1,013,367	1,132,706	1/20/16	2,741	(5,135)
Euro	FBCO	Sell	61,594,587	67,481,988	1/20/16	-	(1,511,788)
Euro	HSBC	Sell	54,084,611	59,220,009	1/20/16	-	(1,361,639)
Euro	SSBT	Sell	1,488,736	1,644,697	1/20/16	297	(23,173)
British Pound	BANT	Buy	47,283	71,519	1/21/16	-	(44)
British Pound	BANT	Sell	40,869,005	63,774,702	1/21/16	1,995,459	-
British Pound	BONY	Sell	289,599	445,408	1/21/16	7,638	-
British Pound	FBCO	Buy	5,236,132	8,254,574	1/21/16	-	(339,424)
British Pound	SSBT	Buy	7,893	11,931	1/21/16	1	-
British Pound	SSBT	Sell	36,868,056	57,562,095	1/21/16	1,830,849	-
British Pound	BANT	Buy	2,554,178	3,994,264	2/19/16	-	(133,730)
British Pound	BANT	Sell	10,927,855	17,021,432	2/19/16	504,434	-
British Pound	BBU	Buy	2,982,901	4,591,474	2/19/16	-	(82,943)
British Pound	BBU	Sell	581,708	882,783	2/19/16	3,555	-
British Pound	DBFX	Sell	42,654,448	66,455,630	2/19/16	1,985,211	-
British Pound	FBCO	Buy	11,140,292	17,357,498	2/19/16	-	(519,411)
British Pound	FBCO	Sell	46,081,228	71,794,553	2/19/16	2,144,699	-
British Pound	HSBC	Buy	9,892,123	15,517,048	2/19/16	-	(565,516)
British Pound	SSBT	Buy	6,283,358	9,899,368	2/19/16	-	(402,334)
Euro	BANT	Sell	78,805,334	88,952,542	2/22/16	620,110	(2,576)
Euro	DBFX	Sell	5,088,033	5,728,504	2/22/16	27,280	(2,088)
Euro	FBCO	Sell	1,853,083	2,089,064	2/22/16	11,894	-
Euro	HSBC	Sell	77,216,477	87,033,633	2/22/16	484,307	(4,688)
Euro	SSBT	Sell	6,972,836	7,894,702	2/22/16	78,663	-
Totals Forward Exchange Contracts unrealized appreciation (depreciation)						$18,240,541	$(24,095,582)
Net unrealized appreciation (depreciation)							$(5,855,041)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
DBFX	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SSBT	-	State Street Bank and Trust Co., N.A.

Franklin Mutual European Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

Currency

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

Franklin Mutual Financial Services Fund

Statement of Investments, September 30, 2015 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 90.6%
Banks 29.2%
[a,b]AB&T Financial Corp.	United States	226,100	$82,526
Barclays PLC	United Kingdom	1,522,675	5,621,957
BB&T Corp.	United States	165,180	5,880,408
BNP Paribas SA	France	71,270	4,178,884
[a]Capital Bank Financial Corp., A	United States	42,649	1,289,279
[a,c]Capital Bank Financial Corp., B, 144A, non-voting	United States	153,021	4,625,825
CIT Group Inc.	United States	514,590	20,599,038
Citigroup Inc.	United States	83,399	4,137,424
Citizens Financial Group Inc.	United States	521,948	12,453,679
Columbia Banking System Inc.	United States	259,504	8,099,120
[a]FCB Financial Holdings Inc., A	United States	356,409	11,626,062
Guaranty Bancorp	United States	266,761	4,393,554
HSBC Holdings PLC	United Kingdom	1,615,010	12,179,745
JPMorgan Chase & Co.	United States	127,170	7,753,555
KB Financial Group Inc.	South Korea	107,348	3,192,671
PNC Financial Services Group Inc.	United States	94,970	8,471,324
[a]Royal Bank of Scotland Group PLC	United Kingdom	1,152,670	5,490,845
[a]Seacoast Banking Corp. of Florida	United States	227,309	3,336,896
[a,c]Shawbrook Group PLC, 144A	United Kingdom	693,111	3,322,658
Southern National Bancorp of Virginia Inc.	United States	547,560	6,181,952
State Bank Financial Corp.	United States	416,160	8,606,189
SunTrust Banks Inc.	United States	250,500	9,579,120
UniCredit SpA	Italy	625,394	3,893,446
Wells Fargo & Co.	United States	224,830	11,545,020
			166,541,177
Capital Markets 4.1%
Credit Suisse Group AG	Switzerland	133,892	3,218,135
Sun Hung Kai & Co. Ltd.	Hong Kong	14,145,704	9,691,901
UBS Group AG	Switzerland	558,600	10,324,698
			23,234,734
Consumer Finance 2.9%
Capital One Financial Corp.	United States	168,600	12,226,872
[a,c]Hoist Finance AB, 144A	Sweden	590,510	4,304,317
			16,531,189
Diversified Financial Services 2.5%
First Pacific Co. Ltd.	Hong Kong	7,786,902	4,762,478
Oslo Bors VPS Holding ASA	Norway	911,000	9,309,567
			14,072,045
Household Durables 0.8%
[a]Cairn Homes PLC	Ireland	873,658	1,020,430
[a,c]Cairn Homes PLC, 144A	Ireland	2,988,749	3,490,848
			4,511,278
Insurance 45.3%
ACE Ltd.	United States	185,780	19,209,652
Ageas	Belgium	256,999	10,543,429
[a]Alleghany Corp.	United States	18,637	8,724,166
The Allstate Corp.	United States	237,086	13,807,889
American International Group Inc.	United States	375,458	21,333,524
Argo Group International Holdings Ltd.	United States	198,441	11,229,776
Assicurazioni Generali SpA	Italy	416,743	7,620,384
China Pacific Insurance (Group) Co. Ltd., H	China	2,979,740	11,015,213
CNO Financial Group Inc.	United States	755,060	14,202,679
Direct Line Insurance Group PLC	United Kingdom	2,164,854	12,273,478
[a]Enstar Group Ltd.	United States	34,879	5,231,850
Korean Reinsurance Co.	South Korea	624,900	7,513,225
Lancashire Holdings Ltd.	United Kingdom	784,756	8,200,424
Maiden Holdings Ltd.	United States	533,670	7,407,340

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Financial Services Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

MetLife Inc.	United States	244,780	11,541,377
NN Group NV	Netherlands	498,727	14,281,283
PartnerRe Ltd.	United States	50,384	6,997,330
PICC Property and Casualty Co. Ltd., H	China	5,609,174	10,928,631
RSA Insurance Group PLC	United Kingdom	1,851,271	11,273,927
State National Cos. Inc.	United States	373,757	3,494,628
[c]State National Cos. Inc.144A	United States	350,000	3,272,500
[a]Storebrand ASA	Norway	1,200,174	3,933,148
UNIQA Insurance Group AG	Austria	564,365	4,888,628
White Mountains Insurance Group Ltd.	United States	12,068	9,018,416
XL Group PLC	Ireland	570,422	20,717,727
			258,660,624
Real Estate Investment Trusts (REITs) 1.3%
Hibernia REIT PLC	Ireland	5,479,742	7,766,129
Real Estate Management & Development 3.3%
Dalian Wanda Commercial Properties Co. Ltd., H	China	1,326,200	7,597,695
[a]Dolphin Capital Investors Ltd.	Greece	3,979,650	902,734
Takara Leben Co. Ltd.	Japan	2,175,700	10,598,122
			19,098,551
Thrifts & Mortgage Finance 1.2%
Cape Bancorp Inc.	United States	264,663	3,284,468
Genworth Mortgage Insurance Australia Ltd.	Australia	2,114,923	3,413,539
			6,698,007
Total Common Stocks and Other Equity Interests (Cost $488,276,622)			517,113,734
Convertible Preferred Stocks (Cost $122,400) 0.1%
Banks 0.1%
Columbia Banking System Inc., cvt. pfd., B	United States	1,224	445,271
Preferred Stocks 1.0%
Diversified Financial Services 1.0%
[a,d]Hightower Holding LLC, pfd., A	United States	3,000,000	3,285,600
[a,d]Hightower Holding LLC, pfd., A, Series 2	United States	968,000	2,285,061
Total Preferred Stocks (Cost $4,782,324)			5,570,661
Companies in Liquidation 0.1%
[a,d]FIM Coinvestor Holdings I, LLC	United States	4,357,178	—
[a,e]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	7,766,103	417,428
Total Companies in Liquidation (Cost $765,666)			417,428
Total Investments before Short Term Investments (Cost $493,947,012)			523,547,094

		Principal Amount
Short Term Investments 6.8%
U.S. Government and Agency Securities 6.8%
[f]FHLB, 10/01/15	United States	$700,000	700,000
[f]U.S. Treasury Bill,
11/12/15	United States	6,000,000	6,000,102
[g] 10/01/15 - 1/28/16	United States	32,000,000	32,000,452
Total U.S. Government and Agency Securities (Cost $38,692,526)			38,700,554
Total Investments (Cost $532,639,538) 98.6%			562,247,648
Other Assets, less Liabilities 1.4%			8,159,932
Net Assets 100.0%			$570,407,580

a Non-income producing. b See Note 6 regarding holdings of 5% voting securities.

Franklin Mutual Financial Services Fund
Statement of Investments, September 30, 2015 (unaudited) (continued)
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the aggregate value of these securities was $19,016,148 representing 3.33% of net assets.
d See Note 5 regarding restricted securities.
e Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
f The security is traded on a discount basis with no stated coupon rate.
g A portion or all of the security has been segregated as collateral for open forward contracts. At September 30, 2015, the value of this security and/or cash pledged amounted to $759,637, representing 0.13% of net assets.

At September 30, 2015, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD		Short	1	$128,525	12/14/15	$-	$(666)
EUR/USD		Short	119	16,628,763	12/14/15	27,093	-
GBP/USD		Short	145	13,696,156	12/14/15	173,807	-
Totals						$200,900	$(666)
Net unrealized appreciation (depreciation)						$200,234

At September 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Buy	87,411	$98,434	10/16/15	$-	$(711)
Euro	BANT	Sell	4,371,787	4,780,935	10/16/15	9,307	(115,922)
Euro	BONY	Buy	90,863	102,400	10/16/15	-	(818)
Euro	BONY	Sell	393,409	440,213	10/16/15	391	-
Euro	FBCO	Buy	65,558	73,744	10/16/15	-	(452)
Euro	FBCO	Sell	2,426,468	2,593,505	10/16/15	-	(119,226)
Euro	DBFX	Buy	87,411	98,342	10/16/15	-	(618)
Euro	HSBC	Sell	25,915	27,559	10/16/15	-	(1,413)
Euro	SSBT	Buy	87,411	98,391	10/16/15	-	(667)
Euro	SSBT	Sell	71,570	76,166	10/16/15	-	(3,847)
British Pound	BANT	Buy	288,760	453,747	10/22/15	-	(17,116)
British Pound	BANT	Sell	4,267,776	6,464,452	10/22/15	77,853	(66,663)
British Pound	BBU	Sell	725,139	1,134,300	10/22/15	37,824	-
British Pound	BONY	Sell	476,000	748,373	10/22/15	28,618	-
British Pound	FBCO	Buy	475,528	720,477	10/22/15	-	(1,436)
British Pound	FBCO	Sell	2,917,410	4,346,941	10/22/15	-	(64,446)
British Pound	DBFX	Buy	2,058,760	3,234,486	10/22/15	-	(121,455)
British Pound	DBFX	Sell	157,894	246,076	10/22/15	7,325	-
British Pound	HSBC	Buy	262,120	411,623	10/22/15	-	(15,274)
British Pound	HSBC	Sell	888,056	1,382,046	10/22/15	39,225	-
British Pound	SSBT	Sell	61,139	95,418	10/22/15	2,971	-
Japanese Yen	BANT	Buy	162,304,677	1,349,039	10/22/15	11,163	(6,058)
Japanese Yen	BANT	Sell	877,578,955	7,326,819	10/22/15	48,487	(43,502)
Japanese Yen	BONY	Buy	71,286,596	580,148	10/22/15	14,612	-

Franklin Mutual Financial Services Fund
Statement of Investments, September 30, 2015 (unaudited) (continued)
Japanese Yen	BONY	Sell	110,313,981	910,989	10/22/15	-	(9,384)
Japanese Yen	DBFX	Buy	108,335,700	871,238	10/22/15	32,631	-
Japanese Yen	DBFX	Sell	343,269,550	2,813,566	10/22/15	339	(50,747)
Japanese Yen	HSBC	Buy	120,164,261	988,897	10/22/15	13,660	-
Japanese Yen	HSBC	Sell	404,896,678	3,323,898	10/22/15	-	(54,244)
Japanese Yen	SSBT	Buy	110,606,330	910,675	10/22/15	12,138	-
Japanese Yen	SSBT	Sell	107,247,200	897,752	10/22/15	2,965	-
Australian Dollar	HSBC	Buy	232,618	162,854	10/26/15	147	-
Australian Dollar	HSBC	Sell	5,096,937	3,592,403	10/26/15	20,852	-
South Korean Won	BANT	Buy	222,380,122	186,320	11/12/15	1,001	-
South Korean Won	BANT	Sell	4,439,626,001	3,802,235	11/12/15	62,533	-
South Korean Won	FBCO	Buy	86,362,143	72,229	11/12/15	518	-
South Korean Won	FBCO	Sell	607,103,430	519,549	11/12/15	8,158	-
South Korean Won	HSBC	Buy	484,178,835	406,325	11/12/15	1,521	-
South Korean Won	HSBC	Sell	2,483,033,679	2,115,745	11/12/15	24,171	-
Swiss Franc	BANT	Buy	172,807	186,285	11/12/15	-	(8,674)
Swiss Franc	BANT	Sell	81,400	83,568	11/12/15	-	(95)
Swiss Franc	FBCO	Buy	489,733	512,477	11/12/15	-	(9,129)
Swiss Franc	FBCO	Sell	4,706,391	4,782,918	11/12/15	-	(54,316)
Swiss Franc	DBFX	Sell	58,600	60,852	11/12/15	622	-
Swiss Franc	HSBC	Buy	39,805	41,039	11/12/15	-	(127)
Swiss Franc	SSBT	Buy	366,587	379,465	11/12/15	-	(2,686)
Euro	BANT	Buy	1,136,882	1,262,851	11/18/15	18,789	(9,963)
Euro	BANT	Sell	9,268,585	10,514,382	11/18/15	147,485	(628)
Euro	BBU	Buy	47,242	53,707	11/18/15	-	(864)
Euro	BONY	Buy	376,152	431,361	11/18/15	-	(10,610)
Euro	FBCO	Buy	523,357	591,602	11/18/15	3,296	(9,489)
Euro	DBFX	Buy	674,671	765,140	11/18/15	3,293	(13,769)
Euro	DBFX	Sell	3,618,814	4,123,313	11/18/15	75,430	-
Euro	HSBC	Buy	438,008	496,479	11/18/15	2,559	(9,097)
Euro	HSBC	Sell	6,818,128	7,723,517	11/18/15	96,990	-
Euro	SSBT	Buy	574,925	653,666	11/18/15	2,622	(13,197)
British Pound	BANT	Sell	2,807,536	4,368,496	11/23/15	123,973	-
British Pound	BONY	Sell	62,772	97,159	11/23/15	2,259	-
British Pound	DBFX	Sell	2,166,869	3,392,064	11/23/15	116,122	-
British Pound	SSBT	Sell	1,130,965	1,752,995	11/23/15	43,166	-
Norwegian Krone	BANT	Buy	1,799,130	210,918	11/23/15	221	-
Norwegian Krone	BANT	Sell	119,473,509	14,308,976	11/23/15	288,014	-
Norwegian Krone	BONY	Buy	4,071,646	495,525	11/23/15	-	(17,691)
Norwegian Krone	FBCO	Buy	1,504,490	177,658	11/23/15	-	(1,097)
Norwegian Krone	SSBT	Buy	2,038,189	247,385	11/23/15	-	(8,191)
Norwegian Krone	SSBT	Sell	2,681,800	325,462	11/23/15	10,736	-
Euro	BONY	Sell	2,225,248	2,433,865	1/06/16	-	(57,942)
Euro	SSBT	Sell	4,331,694	4,767,550	1/06/16	-	(83,031)
Euro	BANT	Sell	303,242	344,499	1/20/16	6,129	(1,299)
Euro	BBU	Sell	49,467	54,142	1/20/16	-	(1,267)
Euro	BONY	Sell	44,047	48,234	1/20/16	-	(1,103)
Euro	FBCO	Sell	2,124,885	2,327,679	1/20/16	-	(52,463)
Euro	DBFX	Sell	1,102,776	1,218,898	1/20/16	-	(16,351)
Euro	HSBC	Sell	2,075,448	2,272,366	1/20/16	-	(52,399)

Franklin Mutual Financial Services Fund
Statement of Investments, September 30, 2015 (unaudited) (continued)
Euro		SSBT	Sell	901,081	992,463	1/20/16	-	(16,863)
British Pound		BANT	Sell	2,903,187	4,531,875	1/21/16	143,300	-
British Pound		BONY	Sell	94,214	144,903	1/21/16	2,485	-
British Pound		SSBT	Sell	2,901,539	4,530,173	1/21/16	144,089	-
South Korean Won		BANT	Sell	2,535,987,040	2,154,364	2/12/16	22,095	-
South Korean Won		FBCO	Sell	45,921,187	39,012	2/12/16	401	-
South Korean Won		HSBC	Sell	3,095,331,778	2,632,339	2/12/16	29,771	-
British Pound		FBCO	Sell	3,987,326	6,212,254	2/19/16	185,577	-
British Pound		DBFX	Sell	3,690,812	5,750,285	2/19/16	171,778	-
Euro		BANT	Sell	21,508	24,054	2/22/16	-	(54)
Euro		DBFX	Sell	21,507	24,063	2/22/16	-	(44)
Euro		HSBC	Sell	118,384	133,028	2/22/16	427	(98)
Euro		SSBT	Sell	194,703	220,308	2/22/16	2,061	-
Swedish Krona		BANT	Sell	10,046,917	1,195,748	3/29/16	-	(10,670)
Swedish Krona		DBFX	Sell	10,564,393	1,264,273	3/29/16	-	(4,283)
Swedish Krona		SSBT	Sell	13,933,000	1,652,174	3/29/16	-	(20,879)
Totals Forward Exchange Contracts unrealized appreciation (depreciation)							$2,102,100	$(1,182,368)
Net unrealized appreciation (depreciation)							$919,732

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BANT	Bank of America N.A.
BBU	Barclays Bank PLC
BONY	Bank of New York Mellon
DBFX	Deutsche Bank AG
FBCO	Credit Suisse Group AG
HSBC	HSBC Bank USA, N.A.
SSBT	State Street Bank and Trust Co., N.A.

Currency

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar

Selected Portfolio

FHLB	Federal Home Loan Bank

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2015 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 91.9%
Aerospace & Defense 0.5%
B/E Aerospace Inc.	United States	2,140,150	$93,952,585
[a]KLX Inc.	United States	1,070,075	38,244,481
			132,197,066
Auto Components 0.6%
Cie Generale des Etablissements Michelin, B	France	1,343,160	122,231,764
[a,b]International Automotive Components Group Brazil LLC	Brazil	3,819,425	106,505
[a,b,c,d]International Automotive Components Group North America LLC	United States	35,491,081	21,115,773
			143,454,042
Automobiles 1.2%
General Motors Co.	United States	6,291,420	188,868,428
Hyundai Motor Co.	South Korea	699,956	96,853,567
			285,721,995
Banks 13.4%
Barclays PLC	United Kingdom	70,083,673	258,760,030
BNP Paribas SA	France	3,905,802	229,014,902
[a]Capital Bank Financial Corp., A	United States	866,477	26,193,600
[a,e]Capital Bank Financial Corp., B, 144A, non-voting	United States	2,980,444	90,098,822
CIT Group Inc.	United States	5,123,224	205,082,657
Citigroup Inc.	United States	5,809,671	288,217,778
Citizens Financial Group Inc.	United States	8,611,684	205,474,780
[a]Commerzbank AG	Germany	22,356,020	235,430,553
HSBC Holdings PLC	United Kingdom	22,629,178	170,660,006
JPMorgan Chase & Co.	United States	4,857,660	296,171,530
KB Financial Group Inc.	South Korea	2,889,991	85,952,129
PNC Financial Services Group Inc.	United States	3,118,000	278,125,600
[a]Royal Bank of Scotland Group PLC	United Kingdom	21,628,220	103,027,922
Societe Generale SA	France	4,050,169	180,395,917
SunTrust Banks Inc.	United States	4,238,534	162,081,540
Wells Fargo & Co.	United States	7,620,708	391,323,356
			3,206,011,122
Beverages 1.7%
PepsiCo Inc.	United States	2,913,866	274,777,564
SABMiller PLC	United Kingdom	2,213,410	125,085,962
			399,863,526
Capital Markets 0.6%
UBS Group AG	Switzerland	7,661,282	141,604,771

Chemicals 0.0%
[a,f,g]Dow Corning Corp., Contingent Distribution	United States	11,430,153	—

Communications Equipment 2.5%
Cisco Systems Inc.	United States	7,847,650	206,000,812
Nokia Corp., ADR	Finland	26,956,874	182,767,606
Nokia OYJ, A	Finland	30,217,570	206,191,348
			594,959,766
Construction Materials 1.0%
[a]LafargeHolcim Ltd., B	Switzerland	4,698,655	246,168,245

Consumer Finance 0.4%
[a]Ally Financial Inc.	United States	4,911,500	100,096,370

Diversified Consumer Services 0.1%
Cengage Learning Holdings II LP	United States	1,149,083	30,450,700

Diversified Telecommunication Services 4.1%
AT&T Inc.	United States	8,041,787	262,001,420
China Telecom Corp. Ltd., H	China	483,026,220	231,224,850

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)
Deutsche Telekom AG	Germany	9,131,720	162,130,618
[a,f,g]Global Crossing Holdings Ltd., Contingent Distribution	United States	45,658,716	—
Koninklijke KPN NV	Netherlands	90,237,310	337,269,945
			992,626,833
Electric Utilities 1.1%
Enel SpA	Italy	57,851,401	257,866,106

Energy Equipment & Services 1.2%
Baker Hughes Inc.	United States	5,695,389	296,388,044

Food & Staples Retailing 3.5%
CVS Health Corp.	United States	2,333,967	225,181,136
Empire Co. Ltd., A	Canada	7,065,456	145,371,036
Metro AG	Germany	7,814,516	215,649,476
Walgreens Boots Alliance Inc.	United States	2,998,912	249,209,587
			835,411,235
Health Care Equipment & Supplies 3.1%
Medtronic PLC	United States	6,335,336	424,087,392
Stryker Corp.	United States	3,298,481	310,387,062
			734,474,454
Health Care Providers & Services 0.4%
Cigna Corp.	United States	721,597	97,430,027

Hotels, Restaurants & Leisure 1.5%
Accor SA	France	6,111,782	285,268,342
Sands China Ltd.	Hong Kong	22,540,000	67,618,691
			352,887,033
Independent Power & Renewable Electricity Producers 0.4%
NRG Energy Inc.	United States	6,590,837	97,873,929

Industrial Conglomerates 2.1%
Jardine Matheson Holdings Ltd.	Hong Kong	564,174	26,657,222
Jardine Strategic Holdings Ltd.	Hong Kong	9,774,205	262,339,662
Koninklijke Philips NV	Netherlands	9,200,398	216,411,720
			505,408,604
Insurance 11.6%
ACE Ltd.	United States	3,809,680	393,920,912
[a]Alleghany Corp.	United States	81,228	38,023,639
The Allstate Corp.	United States	3,758,825	218,913,968
American International Group Inc.	United States	5,795,145	329,280,139
China Pacific Insurance (Group) Co. Ltd., H	China	47,081,044	174,044,620
E-L Financial Corp. Ltd.	Canada	177,619	91,194,572
MetLife Inc.	United States	4,569,020	215,429,293
NN Group NV	Netherlands	11,432,883	327,386,010
PartnerRe Ltd.	United States	1,511,133	209,866,151
PICC Property and Casualty Co. Ltd., H	China	99,900,324	194,640,735
RSA Insurance Group PLC	United Kingdom	18,896,626	115,077,258
White Mountains Insurance Group Ltd.	United States	172,815	129,144,650
XL Group PLC	Ireland	8,946,830	324,948,866
			2,761,870,813
IT Services 0.7%
Xerox Corp.	United States	16,670,797	162,206,855

Machinery 1.1%
Caterpillar Inc.	United States	2,778,543	181,605,571
CNH Industrial NV	United Kingdom	6,569,123	42,768,947
CNH Industrial NV, special voting	United Kingdom	7,338,645	47,778,998
			272,153,516
Marine 1.0%
A.P. Moeller-Maersk AS, B	Denmark	150,055	230,860,763

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

Media 4.8%
CBS Corp., B	United States	4,879,342	194,685,746
Relx PLC	United Kingdom	20,193,070	345,678,515
Time Warner Cable Inc.	United States	1,851,179	332,045,977
Time Warner Inc.	United States	2,174,747	149,513,856
Twenty-First Century Fox Inc., B	United States	4,401,800	119,156,726
			1,141,080,820
Metals & Mining 1.1%
Anglo American PLC	United Kingdom	6,218,622	51,807,250
Freeport-McMoRan Inc., B	United States	6,454,880	62,547,787
ThyssenKrupp AG	Germany	8,386,391	146,975,991
			261,331,028
Multiline Retail 0.8%
Macy's Inc.	United States	3,895,340	199,908,849

Oil, Gas & Consumable Fuels 5.2%
Anadarko Petroleum Corp.	United States	1,399,510	84,516,409
Apache Corp.	United States	1,890,444	74,029,787
BG Group PLC	United Kingdom	14,646,268	210,635,275
BP PLC	United Kingdom	31,838,677	160,814,457
China Shenhua Energy Co. Ltd., H	China	67,067,936	102,633,590
CONSOL Energy Inc.	United States	6,803,702	66,676,280
Marathon Oil Corp.	United States	10,776,006	165,950,492
Murphy Oil Corp.	United States	1,168,040	28,266,568
Repsol SA	Spain	3,584,764	41,709,649
Royal Dutch Shell PLC, A	United Kingdom	9,383,909	222,196,640
[a]Whiting Petroleum Corp.	United States	5,054,593	77,183,635
			1,234,612,782
Paper & Forest Products 0.6%
International Paper Co.	United States	3,546,770	134,032,439
[a]Verso Corp.	United States	1,100,202	132,024
			134,164,463
Personal Products 0.1%
Avon Products Inc.	United States	4,876,132	15,847,429

Pharmaceuticals 7.3%
Eli Lilly & Co.	United States	4,444,539	371,963,469
GlaxoSmithKline PLC	United Kingdom	10,664,538	204,173,494
Merck & Co. Inc.	United States	9,354,960	462,041,475
Novartis AG, ADR	Switzerland	3,269,638	300,545,125
Teva Pharmaceutical Industries Ltd., ADR	Israel	7,145,435	403,431,260
			1,742,154,823
Semiconductors & Semiconductor Equipment 1.0%
Altera Corp.	United States	2,682,180	134,323,574
SK Hynix Inc.	South Korea	3,551,578	100,534,451
			234,858,025
Software 5.0%
[a]Check Point Software Technologies Ltd.	Israel	3,590,310	284,819,292
Microsoft Corp.	United States	11,841,792	524,117,714
Open Text Corp.	Canada	3,293,230	147,372,042
Symantec Corp.	United States	12,534,725	244,051,096
			1,200,360,144
Specialty Retail 1.2%
Kingfisher PLC	United Kingdom	54,981,343	298,159,903

Technology Hardware, Storage & Peripherals 4.7%
Apple Inc.	United States	3,575,240	394,348,972
EMC Corp.	United States	10,498,000	253,631,680
Hewlett-Packard Co.	United States	6,436,730	164,844,655
Lenovo Group Ltd.	China	89,826,054	75,684,230

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

Samsung Electronics Co. Ltd.	South Korea	241,185	230,762,044
			1,119,271,581
Tobacco 5.1%
Altria Group Inc.	United States	4,246,046	230,984,902
British American Tobacco PLC	United Kingdom	6,977,821	384,417,018
Imperial Tobacco Group PLC	United Kingdom	4,677,039	241,396,456
Philip Morris International Inc.	United States	1,484,505	117,765,782
Reynolds American Inc.	United States	5,314,268	235,262,644
			1,209,826,802
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	United Kingdom	94,517,600	297,946,435

Total Common Stocks and Other Equity Interests (Cost $19,863,193,646)			21,967,508,899
Preferred Stocks 0.7%
Automobiles 0.6%
Volkswagen AG, pfd.	Germany	1,339,722	146,371,555

Diversified Financial Services 0.1%
[a,b]Hightower Holding LLC, pfd., A, Series 2	United States	3,048,000	7,195,109

Total Preferred Stocks (Cost $336,147,289)			153,566,664
		Principal Amount
Corporate Notes and Senior Floating Rate Interests 2.2%
Avaya Inc.,
[e]senior note, 144A, 10.50%, 3/01/21	United States	$98,429,000	45,769,485
[e]senior secured note, 144A, 7.00%, 4/01/19	United States	51,741,000	41,263,448
[h]Term B-3 Loan, 4.694%, 10/26/17	United States	51,898,103	42,815,935
[h]Term B-6 Loan, 6.50%, 3/30/18	United States	34,017,476	28,234,505
[h]Term B-7 Loan, 6.25%, 5/29/20	United States	32,792,304	25,577,997
[h]Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	6,962,834	6,940,205
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	95,618,000	82,111,958
[h]Tranche D Term Loan, 6.944%, 1/30/19	United States	117,978,997	98,217,515
[h]Tranche E Term Loan, 7.694%, 7/30/19	United States	37,921,652	31,806,786
[h]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	47,505,403	47,297,566
NGPL PipeCo LLC,
[e,i]senior secured note, 144A, 9.625%, 6/01/19	United States	62,806,000	59,979,730
[h]Term Loan, 6.75%, 9/15/17	United States	3,291,815	2,979,092
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	52,554,000	9,985,260
Total Corporate Notes and Senior Floating Rate Interests (Cost $646,164,955)			522,979,482
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.0%
[b,j]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	8,893	—
[h,j]Caesars Entertainment Operating Co. Inc., 1.50%, 3/01/17,
Term B-5-B Loans	United States	13,307,605	12,337,254
Term B-6-B Loans	United States	63,441,299	59,430,921
Term B-7 Loans	United States	46,344,115	42,260,040
[j]Samson Investment Co., senior note, 9.75%, 2/15/20	United States	87,456,000	1,530,480
[h,j]Texas Competitive Electric Holdings Co. LLC, Term Loans, 4.683%, 10/10/17	United States	142,325,613	55,373,630
[e,j]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 3.919%, 10/01/20	United States	118,132,000	46,071,480
[j]Walter Energy Inc.,
[h]B Term Loan, 5.80%, 4/02/18	United States	55,667,214	20,596,869
[e]first lien, 144A, 6.33%, 10/15/19	United States	30,996,000	11,081,070
[e,k]second lien, 144A, PIK, 11.50%, 4/01/20	United States	27,033,380	393,754
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $473,117,044)			249,075,498
		Shares
Companies in Liquidation 0.1%
[a]Adelphia Recovery Trust	United States	45,477,593	113,694
[a,f]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	5,538,790	27,694
[a,f,g]Century Communications Corp., Contingent Distribution	United States	15,282,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	30,279,560	—

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)
[a,l]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	587,363,521	31,570,789
[a,f,g]NewPage Corp., Litigation Trust, Contingent Distribution	United States	145,817,000	—
[a,f,g]Tribune Media Litigation Trust, Contingent Distribution	United States	1,285,960	—
Total Companies in Liquidation (Cost $59,247,648)			31,712,177
		Principal Amount
Municipal Bonds (Cost $85,449,455) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	98,292,000	73,964,730

Total Investments before Short Term Investments (Cost $21,463,320,037)			22,998,807,450
Short Term Investments 3.5%
U.S. Government and Agency Securities 3.4%
[m]U.S. Treasury Bill,
[n]1/21/16	United States	250,000,000	249,990,250
11/12/15 - 3/17/16	United States	564,900,000	564,887,716
Total U.S. Government and Agency Securities (Cost $814,560,493)			814,877,966
Total Investments before Money Market Funds and Repurchase Agreements (Cost $22,277,880,530)			23,813,685,416
		Shares
Investments from Cash Collateral Received for Loaned Securities 0.1%
Money Market Funds (Cost $5,250,000) 0.0%†
[a,o]Institutional Fiduciary Trust Money Market Portfolio	United States	5,250,000	5,250,000
		Principal Amount
Repurchase Agreements 0.1%
[p]Joint Repurchase Agreement, 0.09%, 10/01/15 (Maturity Value $692,107)	United States	692,105	692,105
HSBC Securities (USA) Inc.
Collateralized by U.S. Treasury Note, 0.75%, 1/15/17; and U.S. Treasury Strips,
11/15/15 - 11/15/44 (valued at $705,950)
[p]Joint Repurchase Agreement, 0.12%, 10/01/15 (Maturity Value $2,688,137)	United States	2,688,128	2,688,128
Merrill Lynch, Pierce, Fenner & Smith Inc.
Collateralized by U.S. Treasury Note, 0.875% - 2.375%, 4/15/17 - 8/15/24 (valued at $2,741,891)
[p]Joint Repurchase Agreement, 0.09%, 10/01/15 (Maturity Value $2,688,135)	United States	2,688,128	2,688,128
RBS Securities Inc.
Collateralized by U.S. Treasury Bond, 3.625%, 2/15/44; and U.S. Treasury Note,
0.089% - 3.625%, 1/31/16 - 6/30/21 (valued at $2,741,900)
Total Repurchase Agreements (Cost $6,068,361)			6,068,361
Total Investments from Cash Collateral Received for Loaned Securities (Cost $11,318,361)			11,318,361
Total Investments (Cost $22,289,198,891) 99.7%			23,825,003,777
Securities Sold Short (0.2)%			(52,431,686)
Other Assets, less Liabilities 0.5%			132,483,730
Net Assets 100.0%			$23,905,055,821
		Shares
Securities Sold Short (Proceeds $62,022,823) (0.2)%
Common Stocks (0.2)%
Energy Equipment & Services (0.2)%
Halliburton Co.	United States	1,483,216	$(52,431,686)

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At September 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
d See Note 6 regarding holdings of 5% voting securities.

Franklin Mutual Global Discovery Fund
Statement of Investments, September 30, 2015 (unaudited) (continued)
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the aggregate value of these securities was $294,657,789, representing 1.23% of net assets.
f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g Security has been deemed illiquid because it may not be able to be sold within seven days.
h The coupon rate shown represents the rate at period end.
i A portion or all of the security is on loan at September 30, 2015.
j Defaulted security or security for which income has been deemed uncollectible.
k Income may be received in additional securities and/or cash.
l Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
m The security is traded on a discount basis with no stated coupon rate.
n A portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At September 30, 2015, the value of this security and/or cash pledged amounted to $138,534,264, representing 0.58% of net assets.
o Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
p Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2015, all repurchase agreements had been entered into on that date.

At September 30, 2015, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD		Short	143	$18,379,075	12/14/15	$-	$(95,245)
EUR/USD		Short	8,889	1,242,126,638	12/14/15	2,016,368	-
GBP/USD		Short	7,156	675,928,925	12/14/15	8,579,364	-
Totals						$10,595,732	$(95,245)
Net unrealized appreciation (depreciation)						$10,500,487

At September 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Buy	30,747,345	$34,429,747	10/16/15	$60,460	$(115,441)
Euro	BANT	Sell	305,385,036	330,678,168	10/16/15	233,529	(10,968,234)
Euro	BONY	Buy	25,480,974	28,526,975	10/16/15	56,165	(96,045)
Euro	DBFX	Buy	24,412,353	27,312,747	10/16/15	52,278	(72,621)
Euro	DBFX	Sell	38,179,156	41,905,215	10/16/15	14,149	(792,281)
Euro	FBCO	Buy	26,562,099	29,678,523	10/16/15	70,269	(53,026)
Euro	FBCO	Sell	214,291,579	229,490,141	10/16/15	463	(10,082,977)
Euro	HSBC	Buy	18,863,617	21,026,350	10/16/15	62,705	-
Euro	HSBC	Sell	75,706,745	83,018,058	10/16/15	87,424	(1,707,624)
Euro	SSBT	Buy	25,827,125	28,891,207	10/16/15	61,225	(78,349)
Euro	SSBT	Sell	24,918,130	27,606,786	10/16/15	64,512	(315,576)
British Pound	BANT	Buy	7,895,524	12,406,742	10/22/15	-	(467,997)
British Pound	BANT	Sell	164,485,323	247,557,631	10/22/15	1,701,341	(2,860,363)
British Pound	BBU	Sell	2,495,699	3,897,194	10/22/15	123,472	-
British Pound	DBFX	Buy	13,024,556	20,270,047	10/22/15	-	(575,743)
British Pound	DBFX	Sell	6,474,579	10,113,940	10/22/15	323,792	-

Franklin Mutual Global Discovery Fund
Statement of Investments, September 30, 2015 (unaudited) (continued)
British Pound	FBCO	Sell	125,178,776	186,516,376	10/22/15	-	(2,765,230)
British Pound	HSBC	Buy	7,167,107	11,254,938	10/22/15	-	(417,626)
British Pound	SSBT	Buy	21,830,715	34,414,791	10/22/15	-	(1,404,779)
British Pound	SSBT	Sell	2,495,698	3,894,983	10/22/15	121,263	-
South Korean Won	BANT	Buy	9,710,046,374	8,102,959	11/12/15	76,260	-
South Korean Won	BANT	Sell	120,261,782,094	102,762,603	11/12/15	1,491,761	(31,199)
South Korean Won	FBCO	Buy	9,688,438,481	8,102,959	11/12/15	58,059	-
South Korean Won	FBCO	Sell	152,361,273,613	130,543,757	11/12/15	2,202,834	-
South Korean Won	HSBC	Buy	21,911,191,028	18,292,275	11/12/15	164,531	-
South Korean Won	HSBC	Sell	140,341,576,506	119,653,412	11/12/15	1,440,588	(3,354)
Swiss Franc	BANT	Buy	1,806,567	1,947,468	11/12/15	-	(90,677)
Swiss Franc	BANT	Sell	882,700	906,206	11/12/15	-	(1,034)
Swiss Franc	DBFX	Sell	478,354	496,733	11/12/15	5,080	-
Swiss Franc	FBCO	Buy	5,462,805	5,713,018	11/12/15	-	(98,340)
Swiss Franc	FBCO	Sell	33,264,057	33,804,936	11/12/15	-	(383,900)
Swiss Franc	HSBC	Buy	624,430	643,785	11/12/15	-	(1,996)
Swiss Franc	SSBT	Buy	4,062,809	4,206,426	11/12/15	-	(30,666)
Canadian Dollar	FBCO	Buy	1,309,850	989,792	11/18/15	-	(8,237)
Canadian Dollar	FBCO	Sell	315,565,513	239,218,825	11/18/15	2,745,167	-
Euro	BANT	Buy	21,791,162	23,855,468	11/18/15	519,388	-
Euro	BANT	Sell	311,402,738	352,994,099	11/18/15	5,053,230	(383,692)
Euro	BONY	Sell	97,769,202	106,949,730	11/18/15	-	(2,411,590)
Euro	DBFX	Buy	9,388,216	10,353,512	11/18/15	147,828	-
Euro	DBFX	Sell	134,366,175	152,823,111	11/18/15	2,525,656	-
Euro	FBCO	Buy	15,479,126	17,192,337	11/18/15	147,969	(25,879)
Euro	FBCO	Sell	36,719,751	41,039,126	11/18/15	28,834	(63,178)
Euro	HSBC	Buy	7,041,162	7,761,128	11/18/15	114,878	-
Euro	HSBC	Sell	129,756,369	147,674,176	11/18/15	2,533,094	-
Euro	SSBT	Buy	7,041,162	7,758,297	11/18/15	117,708	-
Euro	SSBT	Sell	51,376,932	57,846,430	11/18/15	377,993	(60)
British Pound	BANT	Sell	169,028,021	262,164,222	11/23/15	6,622,175	-
British Pound	DBFX	Sell	3,977,499	6,171,435	11/23/15	158,124	-
British Pound	FBCO	Buy	21,830,715	34,425,247	11/23/15	-	(1,420,864)
British Pound	SSBT	Sell	132,812,277	205,859,030	11/23/15	5,069,120	-
Euro	BANT	Sell	16,532,104	18,347,329	1/06/16	-	(165,130)
Euro	BONY	Sell	119,112,929	130,279,766	1/06/16	-	(3,101,514)
Euro	DBFX	Sell	8,140,227	9,044,159	1/06/16	-	(71,174)
Euro	SSBT	Sell	125,861,789	137,898,506	1/06/16	-	(3,040,069)
Euro	BANT	Sell	3,050,480	3,336,798	1/20/16	-	(80,128)
Euro	BBU	Sell	3,050,481	3,338,782	1/20/16	-	(78,145)
Euro	BONY	Sell	1,721,041	1,883,884	1/20/16	-	(43,901)
Euro	DBFX	Sell	3,482,139	3,803,401	1/20/16	-	(97,038)
Euro	FBCO	Sell	118,221,737	129,504,842	1/20/16	-	(2,918,549)
Euro	HSBC	Sell	114,562,246	125,427,473	1/20/16	-	(2,896,823)
Euro	SSBT	Sell	6,925,904	7,594,480	1/20/16	-	(163,414)
British Pound	BANT	Sell	129,525,854	201,570,871	1/21/16	5,774,344	-
British Pound	FBCO	Buy	6,638,855	10,157,607	1/21/16	-	(122,045)
British Pound	FBCO	Sell	36,373,126	56,721,999	1/21/16	1,738,908	-
British Pound	HSBC	Sell	5,716,000	8,850,597	1/21/16	210,060	-
British Pound	SSBT	Sell	112,853,541	176,198,234	1/21/16	5,604,250	-

Franklin Mutual Global Discovery Fund
Statement of Investments, September 30, 2015 (unaudited) (continued)
South Korean Won			BANT	Sell	60,484,954,817	51,382,987	2/12/16	526,982	-
South Korean Won			FBCO	Sell	30,352,657,533	25,870,730	2/12/16	350,087	-
South Korean Won			HSBC	Sell	142,934,077,058	121,554,328	2/12/16	1,374,752	-
British Pound			BANT	Sell	17,797,463	27,919,325	2/19/16	1,019,202	-
British Pound			BBU	Buy	10,528,379	16,497,654	2/19/16	-	(584,448)
British Pound			BBU	Sell	4,536,287	6,884,133	2/19/16	27,724	-
British Pound			DBFX	Sell	145,805,274	227,164,617	2/19/16	6,786,027	-
British Pound			FBCO	Buy	29,011,929	45,448,292	2/19/16	-	(1,597,971)
British Pound			FBCO	Sell	171,998,046	267,668,635	2/19/16	7,700,763	-
British Pound			HSBC	Buy	26,196,857	41,273,646	2/19/16	-	(1,678,189)
British Pound			SSBT	Buy	7,513,981	11,808,248	2/19/16	-	(451,179)
British Pound			SSBT	Sell	3,610,952	5,589,609	2/19/16	131,806	-
Euro			BANT	Sell	163,341,952	184,202,940	2/22/16	1,115,420	(6,845)
Euro			DBFX	Sell	18,513,663	20,853,261	2/22/16	106,349	(5,548)
Euro			FBCO	Sell	12,945,975	14,594,580	2/22/16	83,090	-
Euro			HSBC	Sell	168,347,380	189,749,781	2/22/16	1,057,156	(12,460)
Euro			SSBT	Sell	13,708,399	15,557,596	2/22/16	191,484	-
Totals Forward Exchange Contracts unrealized appreciation (depreciation)								$68,431,728	$(54,843,148)
Net unrealized appreciation (depreciation)								$13,588,580

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
DBFX	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
GO	-	General Obligation
PIK	-	Payment-In-Kind

Franklin Mutual International Fund

Statement of Investments, September 30, 2015 (unaudited)

	Country	Shares	Value
Common Stocks 88.8%
Air Freight & Logistics 2.6%
Deutsche Post AG	Germany	87,571	$2,424,930
Sinotrans Ltd., H	China	4,149,000	1,954,007
			4,378,937
Auto Components 1.6%
Cie Generale des Etablissements Michelin, B	France	11,770	1,071,107
Xinyi Glass Holdings Ltd.	Hong Kong	3,798,000	1,690,690
			2,761,797
Automobiles 0.4%
Hyundai Motor Co.	South Korea	4,796	663,627
Banks 5.7%
Barclays PLC	United Kingdom	345,167	1,274,411
BNP Paribas SA	France	32,930	1,930,836
HSBC Holdings PLC	United Kingdom	327,360	2,468,815
KB Financial Group Inc.	South Korea	10,723	318,916
[a]Royal Bank of Scotland Group PLC	United Kingdom	344,752	1,642,256
UniCredit SpA	Italy	315,937	1,966,894
			9,602,128
Beverages 2.3%
Coca-Cola East Japan Co. Ltd.	Japan	184,800	2,973,386
SABMiller PLC	United Kingdom	15,440	872,557
			3,845,943
Capital Markets 2.6%
Sun Hung Kai & Co. Ltd.	Hong Kong	2,877,748	1,971,683
UBS Group AG	Switzerland	135,310	2,500,958
			4,472,641
Chemicals 1.4%
Arkema SA	France	35,375	2,286,124
Communications Equipment 2.2%
Nokia Corp., ADR	Finland	257,320	1,744,629
Nokia OYJ, A	Finland	285,053	1,945,076
			3,689,705
Construction & Engineering 1.7%
Balfour Beatty PLC	United Kingdom	524,025	1,993,029
FLSmidth & Co. AS	Denmark	28,340	940,379
			2,933,408
Construction Materials 1.5%
[a]LafargeHolcim Ltd., B	Switzerland	48,720	2,552,500
Consumer Finance 0.5%
[a,b]Hoist Finance AB, 144A	Sweden	107,525	783,766
Diversified Financial Services 1.2%
Metro Pacific Investments Corp.	Philippines	18,559,500	1,978,091
Diversified Telecommunication Services 6.9%
China Telecom Corp. Ltd., H	China	6,995,468	3,348,733
Deutsche Telekom AG	Germany	188,411	3,345,174
[a]Euskaltel SA	Spain	185,472	2,135,211
Hellenic Telecommunications Organization SA	Greece	113,423	988,828
[a,b]Sunrise Communications Group AG, 144A	Switzerland	28,447	1,631,966
TDC AS	Denmark	52,070	268,100
			11,718,012
Electric Utilities 1.7%
Enel SpA	Italy	656,108	2,924,527

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual International Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

Food & Staples Retailing 0.9%
Metro AG	Germany	55,126	1,521,258

Hotels, Restaurants & Leisure 2.3%
Accor SA	France	41,770	1,949,621
Mandarin Oriental International Ltd.	Hong Kong	1,277,451	1,948,113
			3,897,734
Household Durables 0.9%
[a]Cairn Homes PLC	Ireland	277,971	324,669
[a,b]Cairn Homes PLC, 144A	Ireland	1,011,251	1,181,138
			1,505,807
Industrial Conglomerates 1.9%
Jardine Matheson Holdings Ltd.	Hong Kong	2,199	103,903
Jardine Strategic Holdings Ltd.	Hong Kong	9,200	246,928
Koninklijke Philips NV	Netherlands	120,189	2,827,085
			3,177,916
Insurance 18.6%
ACE Ltd.	United States	26,507	2,740,824
Ageas	Belgium	51,414	2,109,268
Assicurazioni Generali SpA	Italy	136,841	2,502,216
China Pacific Insurance (Group) Co. Ltd., H	China	754,245	2,788,219
Direct Line Insurance Group PLC	United Kingdom	337,459	1,913,199
Korean Reinsurance Co.	South Korea	179,510	2,158,264
Lancashire Holdings Ltd.	United Kingdom	216,837	2,265,870
NN Group NV	Netherlands	113,603	3,253,076
PICC Property and Casualty Co. Ltd., H	China	1,246,509	2,428,635
RSA Insurance Group PLC	United Kingdom	416,335	2,535,410
[a]Storebrand ASA	Norway	318,849	1,044,915
UNIQA Insurance Group AG	Austria	206,167	1,785,855
XL Group PLC	Ireland	107,789	3,914,896
			31,440,647
Machinery 0.5%
CNH Industrial NV	United Kingdom	30,305	197,304
CNH Industrial NV, special voting	United Kingdom	16,517	107,535
[a]Vossloh AG	Germany	6,344	472,382
			777,221
Marine 1.3%
A.P. Moeller-Maersk AS, B	Denmark	1,379	2,121,602

Media 5.9%
Clear Media Ltd.	Hong Kong	1,908,000	1,903,040
[a]Liberty Global PLC, C	United Kingdom	58,245	2,389,210
Nine Entertainment Co. Holdings Ltd.	Australia	1,649,899	1,817,772
Relx PLC	United Kingdom	33,489	573,287
Sinomedia Holding Ltd.	China	1,847,667	600,778
Societe Television Francaise 1	France	198,246	2,780,823
			10,064,910
Metals & Mining 1.7%
Anglo American PLC	United Kingdom	19,812	165,053
ThyssenKrupp AG	Germany	60,572	1,061,557
Voestalpine AG	Austria	48,862	1,676,621
			2,903,231
Multiline Retail 1.2%
Hyundai Department Store Co. Ltd.	South Korea	17,356	1,962,255

Oil, Gas & Consumable Fuels 3.3%
BG Group PLC	United Kingdom	108,344	1,558,149
BP PLC	United Kingdom	188,158	950,370
[a]Cairn Energy PLC	United Kingdom	396,002	838,396
China Shenhua Energy Co. Ltd., H	China	906,941	1,387,885
Repsol SA	Spain	12,820	149,164

Franklin Mutual International Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)
Royal Dutch Shell PLC, A	United Kingdom	33,107	783,923
			5,667,887
Pharmaceuticals 3.6%
GlaxoSmithKline PLC	United Kingdom	86,421	1,654,538
Novartis AG	Switzerland	32,209	2,955,136
Teva Pharmaceutical Industries Ltd., ADR	Israel	25,170	1,421,098
			6,030,772
Real Estate Investment Trusts (REITs) 1.3%
Hibernia REIT PLC	Ireland	1,493,647	2,116,862
Real Estate Management & Development 2.8%
Dalian Wanda Commercial Properties Co. Ltd., H	China	371,700	2,129,440
Takara Leben Co. Ltd.	Japan	537,100	2,616,285
			4,745,725
Road & Rail 1.4%
[a,c]CAR Inc.	China	1,655,285	2,387,836
Semiconductors & Semiconductor Equipment 1.2%
SK Hynix Inc.	South Korea	72,034	2,039,065
Specialty Retail 4.0%
Baoxin Auto Group Ltd.	China	2,233,889	951,186
China ZhengTong Auto Services Holdings Ltd.	China	3,825,887	1,579,691
[a]Dufry AG	Switzerland	9,674	1,131,810
Kingfisher PLC	United Kingdom	581,782	3,154,962
			6,817,649
Technology Hardware, Storage & Peripherals 2.2%
Lenovo Group Ltd.	China	1,936,000	1,631,204
Samsung Electronics Co. Ltd.	South Korea	2,273	2,174,771
			3,805,975
Wireless Telecommunication Services 1.5%
Vodafone Group PLC	United Kingdom	829,330	2,614,285

Total Common Stocks (Cost $168,218,475)			150,189,843
Preferred Stocks 0.9%
Automobiles 0.9%
Hyundai Motor Co., pfd.	South Korea	3,996	372,554
Volkswagen AG, pfd.	Germany	11,091	1,211,749
Total Preferred Stocks (Cost $2,974,836)			1,584,303
Total Investments before Short Term Investments (Cost $171,193,311)			151,774,146
		Principal Amount
Short Term Investments 6.2%
U.S. Government and Agency Securities 5.4%
[d]FHLB, 10/01/15	United States	$500,000	500,000
[d]U.S. Treasury Bill,
11/19/15	United States	4,000,000	4,000,108
[e]10/01/15 - 2/18/16	United States	4,700,000	4,699,860
Total U.S. Government and Agency Securities (Cost $9,197,845)			9,199,968
Total Investments before Repurchase Agreements (Cost $180,391,156)			160,974,114
Investments from Cash Collateral Received for Loaned Securities 0.8%
Repurchase Agreements 0.8%
[f]Joint Repurchase Agreement, 0.09%, 10/01/15 (Maturity Value $1,000,003)	United States	1,000,000	1,000,000
HSBC Securities (USA) Inc.
Collateralized by U.S. Treasury Note, 0.75%, 1/15/17; and U.S. Treasury Strips,
11/15/15 - 11/15/44 (valued at $1,020,004)
[f]Joint Repurchase Agreement, 0.09%, 10/01/15 (Maturity Value $367,147)	United States	367,146	367,146
RBS Securities Inc.
Collateralized by U.S. Treasury Bond, 3.625%, 2/15/44; and U.S. Treasury Note,
0.089% - 3.625%, 1/31/16 - 6/30/21 (valued at $374,490)

Franklin Mutual International Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

Total Investments from Cash Collateral Received for Loaned Securities (Cost $1,367,146)	1,367,146
Total Investments (Cost $181,758,302) 95.9%	162,341,260
Other Assets, less Liabilities 4.1%	6,882,508
Net Assets 100.0%	$169,223,768

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the aggregate value of these securities was $3,596,870, representing 2.13% of net assets.
c A portion or all of the security is on loan at September 30, 2015.
d The security is traded on a discount basis with no stated coupon rate.
e A portion or all of the security has been segregated as collateral for open forward contracts. At September 30, 2015, the aggregate value of these securities and/or cash pledged amounted to $1,057,655, representing 0.63% of net assets.
f Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2015, all repurchase agreements had been entered into on that date.

At September 30, 2015, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD		Short	2	$257,050	12/14/15	$-	$(1,332)
EUR/USD		Short	113	15,790,337	12/14/15	29,771	-
GBP/USD		Short	43	4,061,619	12/14/15	54,850	-
Totals						$84,621	$(1,332)
Net unrealized appreciation (depreciation)						$83,289

At September 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BANT	Buy	69,182,705	$576,928	10/22/15	$3,164	$(2,886)
Japanese Yen	BANT	Sell	373,372,396	3,110,738	10/22/15	18,232	(22,622)
Japanese Yen	BONY	Buy	40,470,404	330,292	10/22/15	7,361	-
Japanese Yen	BONY	Sell	31,686,019	261,668	10/22/15	-	(2,696)
Japanese Yen	DBFX	Sell	68,419,588	561,864	10/22/15	302	(9,278)
Japanese Yen	FBCO	Sell	216,502,550	1,746,223	10/22/15	-	(60,105)
Japanese Yen	HSBC	Buy	114,247,132	934,122	10/22/15	19,067	-
Japanese Yen	HSBC	Sell	129,262,007	1,058,907	10/22/15	-	(19,555)
Japanese Yen	SSBT	Buy	12,551,990	102,842	10/22/15	1,882	-
Japanese Yen	SSBT	Sell	87,355,271	714,054	10/22/15	-	(14,770)
Australian Dollar	HSBC	Sell	2,565,673	1,808,327	10/26/15	10,496	-
South Korean Won	BANT	Buy	150,340,019	125,458	11/12/15	1,181	-
South Korean Won	BANT	Sell	2,813,776,999	2,406,516	11/12/15	36,762	(420)
South Korean Won	FBCO	Buy	150,005,466	125,458	11/12/15	899	-
South Korean Won	FBCO	Sell	1,716,899,677	1,470,811	11/12/15	24,588	-
South Korean Won	HSBC	Buy	618,609,732	517,640	11/12/15	3,444	-

Franklin Mutual International Fund
Statement of Investments, September 30, 2015 (unaudited) (continued)
South Korean Won	HSBC	Sell	2,766,753,786	2,358,201	11/12/15	27,636	-
Swiss Franc	BANT	Buy	110,429	118,773	11/12/15	4	(5,278)
Swiss Franc	BBU	Buy	5,542	5,709	11/12/15	-	(13)
Swiss Franc	BONY	Buy	61,353	62,965	11/12/15	119	(25)
Swiss Franc	DBFX	Buy	99,770	103,204	11/12/15	-	(660)
Swiss Franc	FBCO	Buy	331,264	347,383	11/12/15	-	(6,909)
Swiss Franc	FBCO	Sell	3,183,540	3,235,305	11/12/15	-	(36,741)
Swiss Franc	HSBC	Buy	233,298	240,355	11/12/15	134	(705)
Swiss Franc	SSBT	Buy	264,078	273,915	11/12/15	-	(2,495)
Euro	BANT	Buy	2,364,478	2,651,137	11/18/15	20,004	(26,316)
Euro	BANT	Sell	3,890,835	4,327,810	11/18/15	19,364	(43,710)
Euro	BBU	Buy	165,228	185,514	11/18/15	677	(1,372)
Euro	BONY	Buy	620,024	699,161	11/18/15	387	(6,010)
Euro	DBFX	Buy	1,197,186	1,366,330	11/18/15	746	(27,945)
Euro	DBFX	Sell	1,455,569	1,655,503	11/18/15	27,500	(146)
Euro	FBCO	Buy	1,046,955	1,195,514	11/18/15	811	(25,237)
Euro	FBCO	Sell	129,846	148,108	11/18/15	2,927	(60)
Euro	HSBC	Buy	870,140	996,483	11/18/15	736	(23,910)
Euro	HSBC	Sell	2,923,926	3,282,025	11/18/15	15,969	(4,548)
Euro	SSBT	Buy	1,092,554	1,248,791	11/18/15	422	(27,119)
Euro	SSBT	Sell	2,822,819	3,158,955	11/18/15	8,192	(6,747)
Norwegian Krone	BANT	Sell	8,636,451	1,032,863	11/23/15	20,154	(832)
Norwegian Krone	BONY	Buy	572,505	69,601	11/23/15	-	(2,414)
Norwegian Krone	BONY	Sell	420,232	51,469	11/23/15	2,152	-
Norwegian Krone	SSBT	Buy	248,495	30,161	11/23/15	-	(999)
Norwegian Krone	SSBT	Sell	506,506	60,913	11/23/15	1,472	-
Philippine Peso	BONY	Buy	410,000	8,738	12/28/15	-	(28)
Philippine Peso	BONY	Sell	92,836,295	1,963,958	12/28/15	-	(8,275)
Euro	BANT	Sell	1,369,777	1,520,179	1/06/16	-	(13,682)
Euro	BONY	Sell	6,750,473	7,383,330	1/06/16	-	(175,772)
Euro	DBFX	Sell	146,198	161,614	1/06/16	-	(2,097)
Euro	SSBT	Sell	6,815,295	7,462,195	1/06/16	-	(169,494)
Euro	BANT	Sell	532,011	598,668	1/20/16	5,284	(2,537)
Euro	BBU	Sell	39,696	43,448	1/20/16	-	(1,017)
Euro	BONY	Sell	27,981	30,636	1/20/16	-	(707)
Euro	DBFX	Sell	440,590	487,471	1/20/16	675	(6,721)
Euro	FBCO	Sell	6,476,165	7,093,999	1/20/16	133	(160,262)
Euro	HSBC	Sell	6,689,079	7,331,775	1/20/16	1,445	(162,290)
Euro	SSBT	Buy	9,386	10,569	1/20/16	-	(56)
Euro	SSBT	Sell	281,931	313,515	1/20/16	1,804	(4,087)
South Korean Won	BANT	Sell	1,489,491,067	1,265,348	2/12/16	12,977	-
South Korean Won	FBCO	Sell	325,846,626	277,717	2/12/16	3,744	-
South Korean Won	HSBC	Sell	3,229,804,948	2,746,698	2/12/16	31,065	-
British Pound	BANT	Buy	90,269	141,400	2/19/16	-	(4,962)
British Pound	BANT	Sell	972,402	1,516,527	2/19/16	46,782	-
British Pound	BBU	Buy	76,691	117,859	2/19/16	-	(1,944)
British Pound	BBU	Sell	31,290	47,484	2/19/16	191	-
British Pound	BONY	Sell	18,583	28,577	2/19/16	490	-
British Pound	DBFX	Sell	5,611,032	8,741,988	2/19/16	261,147	-
British Pound	FBCO	Buy	409,612	640,358	2/19/16	-	(21,246)

Franklin Mutual International Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

British Pound			FBCO	Sell	6,179,551	9,625,266	2/19/16	285,132	-
British Pound			HSBC	Buy	244,153	383,314	2/19/16	-	(14,287)
British Pound			SSBT	Buy	193,036	304,126	2/19/16	-	(12,360)
British Pound			SSBT	Sell	36,095	55,873	2/19/16	1,318	-
Swedish Krona			DBFX	Sell	2,076,416	248,491	3/29/16	-	(842)
Swedish Krona			SSBT	Sell	4,213,000	499,577	3/29/16	-	(6,313)
Totals Forward Exchange Contracts unrealized appreciation (depreciation)								$928,971	$(1,151,502)
	Net unrealized appreciation (depreciation)								$(222,531)

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
DBFX	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2015 (unaudited)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 56.1%
Aerospace & Defense 0.4%
B/E Aerospace Inc.	United States	191,036	$8,386,480
[a]KLX Inc.	United States	375,798	13,431,021
			21,817,501
Auto Components 0.2%
[a,b]International Automotive Components Group Brazil LLC	Brazil	2,548,299	71,059
[a,b,c] International Automotive Components Group North America LLC	United States	19,924,658	11,854,375
			11,925,434
Automobiles 3.4%
General Motors Co.	United States	4,024,038	120,801,621
[a]General Motors Co., wts., 7/10/16	United States	1,645,215	33,529,482
[a]General Motors Co., wts., 7/10/19	United States	1,744,460	23,061,761
			177,392,864
Banks 6.4%
Barclays PLC	United Kingdom	5,864,710	21,653,439
BB&T Corp.	United States	1,514,207	53,905,769
CIT Group Inc.	United States	2,668,917	106,836,748
Citizens Financial Group Inc.	United States	2,195,197	52,377,400
Guaranty Bancorp	United States	347,127	5,717,182
SunTrust Banks Inc.	United States	1,333,217	50,982,218
Wells Fargo & Co.	United States	900,054	46,217,773
			337,690,529
Capital Markets 0.4%
Credit Suisse Group AG	Switzerland	920,120	22,115,364
Chemicals 0.2%
[a,d]Advanced Emissions Solutions Inc.	United States	1,724,209	11,379,779
[a,e,f] Dow Corning Corp., Contingent Distribution	United States	12,089,194	—
Tronox Ltd., A	United States	20,435	89,301
			11,469,080
Communications Equipment 0.8%
[a,c,f] Sorenson Communications Inc., Membership Interests	United States	224,279	39,248,807
Consumer Finance 1.6%
[a]Ally Financial Inc.	United States	4,185,624	85,303,017
Diversified Consumer Services 0.2%
Cengage Learning Holdings II LP	United States	317,069	8,402,328
Diversified Telecommunication Services 3.3%
AT&T Inc.	United States	9,131	297,488
[a,e,f] Global Crossing Holdings Ltd., Contingent Distribution	United States	49,411,586	—
Koninklijke KPN NV	Netherlands	36,310,610	135,714,124
TDC AS	Denmark	7,438,725	38,300,747
			174,312,359
Energy Equipment & Services 1.2%
Baker Hughes Inc.	United States	341,400	17,766,456
[a,f] DeepOcean Group Holding BV	Netherlands	91,357	822,213
Ensco PLC, A	United States	1,738,880	24,483,430
Rowan Cos. PLC	United States	1,314,687	21,232,195
			64,304,294
Health Care Equipment & Supplies 0.9%
Medtronic PLC	United States	720,333	48,219,091
Hotels, Restaurants & Leisure 1.0%
[a]Caesars Acquisition Co., A	United States	427,600	3,035,960

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)
[a]Pinnacle Entertainment Inc.	United States	1,509,273	51,073,798
			54,109,758
Independent Power & Renewable Electricity Producers 1.4%
NRG Energy Inc.	United States	5,118,474	76,009,339
Insurance 7.3%
Ageas	Belgium	1,844,628	75,676,190
The Allstate Corp.	United States	1,014,012	59,056,059
American International Group Inc.	United States	397,446	22,582,882
Direct Line Insurance Group PLC	United Kingdom	84,729	480,365
RSA Insurance Group PLC	United Kingdom	15,569,625	94,816,384
UNIQA Insurance Group AG	Austria	55,868	483,938
White Mountains Insurance Group Ltd.	United States	171,770	128,363,721
			381,459,539
Internet & Catalog Retail 0.3%
[a]Bluestem Group Inc.	United States	4,150,000	14,608,000
Machinery 0.0%†
[a]Vossloh AG	Germany	1,910	142,221
Media 3.3%
CBS Corp., B	United States	2,003,360	79,934,064
[a,d]Lee Enterprises Inc./IA	United States	4,824,268	10,034,478
[a,b,d] Lee Enterprises Inc., wts., 12/31/22	United States	1,110,000	1,189,395
[d]New Media Investment Group Inc.	United States	4,441,772	68,669,795
Nine Entertainment Co. Holdings Ltd.	Australia	263,497	290,307
Twenty-First Century Fox Inc., B	United States	495,200	13,405,064
			173,523,103
Metals & Mining 0.3%
Freeport-McMoRan Inc., B	United States	1,504,959	14,583,053
Multiline Retail 0.8%
Macy's Inc.	United States	847,010	43,468,553
Oil, Gas & Consumable Fuels 3.6%
Apache Corp.	United States	179,970	7,047,625
BP PLC	United Kingdom	14,270,737	72,080,282
China Shenhua Energy Co. Ltd., H	China	8,513,995	13,028,907
Royal Dutch Shell PLC, A	United Kingdom	4,113,016	97,389,940
			189,546,754
Pharmaceuticals 2.2%
GlaxoSmithKline PLC	United Kingdom	2,738,790	52,434,369
Merck & Co. Inc.	United States	267,460	13,209,850
Teva Pharmaceutical Industries Ltd., ADR	Israel	852,561	48,135,594
			113,779,813
Real Estate Investment Trusts (REITs) 2.2%
Spirit Realty Capital Inc.	United States	12,660,615	115,718,021
Real Estate Management & Development 1.7%
[a]Forest City Enterprises Inc., A	United States	4,459,155	89,762,790
Semiconductors & Semiconductor Equipment 0.7%
Altera Corp.	United States	695,100	34,810,608
Software 1.7%
Microsoft Corp.	United States	917,601	40,613,020
Symantec Corp.	United States	2,538,986	49,434,058
			90,047,078
Specialty Retail 0.4%
[a]Office Depot Inc.	United States	3,303,830	21,210,589
Technology Hardware, Storage & Peripherals 2.7%
[a,d]Eastman Kodak Co.	United States	3,629,345	56,690,369

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

[a,d]Eastman Kodak Co., wts., 9/03/18	United States	48,582	160,321
[a,d]Eastman Kodak Co., wts., 9/03/18	United States	48,582	145,746
Samsung Electronics Co. Ltd.	South Korea	88,147	84,337,674
			141,334,110
Tobacco 4.6%
Altria Group Inc.	United States	844,900	45,962,560
British American Tobacco PLC	United Kingdom	987,518	54,403,620
Imperial Tobacco Group PLC	United Kingdom	2,010,248	103,755,120
Philip Morris International Inc.	United States	298,690	23,695,078
Reynolds American Inc.	United States	358,368	15,864,951
			243,681,329
Wireless Telecommunication Services 2.9%
Vodafone Group PLC	United Kingdom	48,509,200	152,914,835

Total Common Stocks and Other Equity Interests (Cost $2,965,043,212)			2,952,910,161
Preferred Stocks 3.2%
Automobiles 1.4%
Hyundai Motor Co., pfd., 2	South Korea	475,627	45,748,028
Porsche Automobil Holding SE, pfd.	Germany	6,053	257,729
Volkswagen AG, pfd.	Germany	233,800	25,543,859
			71,549,616
Technology Hardware, Storage & Peripherals 1.8%
Samsung Electronics Co. Ltd., pfd.	South Korea	125,200	96,866,742

Total Preferred Stocks (Cost $238,109,247)			168,416,358
		Principal Amount
Corporate Bonds, Notes and Senior Floating Rate Interests 25.7%
Advanced Micro Devices Inc.,
senior bond, 7.00%, 7/01/24	United States	$54,431,000	34,019,375
senior note, 7.50%, 8/15/22	United States	15,000,000	9,675,000
Affinion Group Inc.,
[g,h] Second Lien Term Loan, 8.50%, 10/31/18	United States	104,500,000	94,180,625
senior note, 7.875%, 12/15/18	United States	10,000,000	7,425,000
[g,h] Tranche B Term Loans, 3.25%, 4/30/18	United States	9,974,684	9,420,091
Avaya Inc.,
[i] senior note, 144A, 10.50%, 3/01/21	United States	75,242,000	34,987,530
[i] senior secured note, 144A, 7.00%, 4/01/19	United States	14,003,000	11,167,393
[h] Term B-3 Loan, 4.694%, 10/26/17	United States	14,008,235	11,556,794
[h] Term B-6 Loan, 6.50%, 3/30/18	United States	8,080,130	6,706,508
[h] Term B-7 Loan, 6.25%, 5/29/20	United States	7,234,447	5,642,869
[g,h]Bluestem Brands Inc., Initial Term Loan, 8.50%, 11/09/20	United States	78,134,341	76,571,654
[h]Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	1,913,384	1,907,166
[d,h]Eastman Kodak Co.,
Second Lien Term Loan, 10.75%, 9/03/20	United States	51,000,000	49,661,250
[g] Term Loan, 7.25%, 9/03/19	United States	31,180,860	30,050,553
GenOn Americas Generation LLC, senior bond,
8.50%, 10/01/21	United States	28,630,000	24,624,663
9.125%, 5/01/31	United States	90,639,000	73,417,590
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	37,367,000	32,088,911
[h] Tranche D Term Loan, 6.944%, 1/30/19	United States	46,662,631	38,846,641
[h] Tranche E Term Loan, 7.694%, 7/30/19	United States	14,995,598	12,577,558
[h]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	12,571,669	12,516,668
[d]Lee Enterprises Inc.,
[h] Second Lien Term Loan, 12.00%, 12/15/22	United States	26,825,000	28,065,656
[i] senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	75,000,000	70,031,250
[h]Moxie Patriot LLC, Construction B-1 Term Loan, 6.75%, 12/21/20	United States	39,500,000	38,315,000
[d,h]New Media Holdings II LLC, Term B Loan, 7.25%, 6/04/20	United States	113,565,825	112,446,066
NGPL PipeCo LLC,
[i,j] senior secured note, 144A, 9.625%, 6/01/19	United States	16,383,000	15,645,765
[h] Term Loan, 6.75%, 9/15/17	United States	877,061	793,740
[h]Panda Liberty LLC, Construction B-1 Advance Term Loan, 7.50%, 8/21/20	United States	43,000,000	40,767,870

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)
[c]Sorenson Communications Inc.,
[h] Initial Term Loan, 8.00%, 4/30/20	United States	143,907,035	143,907,035
[i,k] secured note, second lien, 144A, PIK, 9.00%, 10/31/20	United States	96,671,937	94,255,139
[c,i,k] Sorenson Holdings LLC/Finance Corp., senior note, 144A, PIK, 13.00%, 10/31/21	United States	73,470,672	76,776,852
Spirit Realty Capital Inc., cvt., senior note,
2.875%, 5/15/19	United States	45,000,000	41,990,850
3.75%, 5/15/21	United States	35,000,000	32,003,300
[i]Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17	Canada	18,000,000	9,990,000
[h]Toys R Us-Delaware Inc.,
FILO Loans, 8.25%, 10/24/19	United States	9,228,000	9,189,547
Term B-4 Loan, 9.75%, 4/24/20	United States	71,341,499	63,166,976
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	261,000	49,590
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $1,426,165,186)			1,354,438,475
Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization 5.9%
[b,l] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	9,272	—
[l]Caesars Entertainment Operating Co. Inc.,
senior secured note, first lien, 11.25%, 6/01/17	United States	70,000,000	56,350,000
[h] Term B-5-B Loans, 1.50%, 3/01/17	United States	7,325,894	6,791,712
[h] Term B-6-B Loans, 1.50%, 3/01/17	United States	34,925,138	32,717,380
[h] Term B-7 Loans, 1.50%, 3/01/17	United States	13,731,000	12,520,956
[l]Nortel Networks Corp., cvt., senior note,
1.75%, 4/15/12	Canada	78,224,000	67,468,200
2.125%, 4/15/14	Canada	12,968,000	11,056,841
[l]Nortel Networks Ltd., senior note,
10.125%, 7/15/13	Canada	35,000,000	31,500,000
10.75%, 7/15/16	Canada	20,500,000	18,270,625
[l]Northern Telecom Ltd., 6.875%, 9/01/23	Canada	20,912,000	10,090,040
[l]Samson Investment Co., senior note, 9.75%, 2/15/20	United States	19,689,000	344,558
[h,l] Texas Competitive Electric Holdings Co. LLC, Term Loans, 4.683%, 10/10/17	United States	104,175,133	40,530,690
[i,l] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 3.919%, 10/01/20	United States	40,665,000	15,859,350
[l]Walter Energy Inc.,
[h] B Term Loan, 5.80%, 4/02/18	United States	13,440,403	4,972,949
[i] first lien, 144A, 6.33%, 10/15/19	United States	7,443,000	2,660,872
[i,k] second lien, 144A, PIK, 11.50%, 4/01/20	United States	6,473,550	94,290
Total Corporate Bonds, Notes and Senior Floating Rate Interests in

Reorganization (Cost $424,685,012)			311,228,463
		Shares
Companies in Liquidation 0.5%
[a]Adelphia Recovery Trust	United States	49,534,842	123,837
[a,e]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	5,918,407	29,592
[a,b,c] CB FIM Coinvestors LLC	United States	1,439,821	—
[a,e,f] Century Communications Corp., Contingent Distribution	United States	16,323,000	—
EME Reorganizational Trust	United States	368,387,370	1,841,937
[a,b]FIM Coinvestor Holdings I, LLC	United States	17,934,688	—
[a,e,f] KGen Power Liquidating Trust, Contingent Distribution	United States	5,519,104	1,997,971
[a,m] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	459,471,220	24,696,578
[a,e,f] NewPage Corp., Litigation Trust, Contingent Distribution	United States	723,000	—
[a,e,f] Tribune Media Litigation Trust, Contingent Distribution	United States	1,517,290	—
[a,e,f] Tropicana Litigation Trust, Contingent Distribution	United States	12,892,000	—
Total Companies in Liquidation (Cost $47,191,042)			28,689,915
		Principal Amount
Municipal Bonds (Cost $27,617,488) 0.5%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	33,599,000	25,283,248

Total Investments before Short Term Investments (Cost $5,128,811,187)			4,840,966,620
Short Term Investments 4.9%
U.S. Government and Agency Securities 4.8%
[n]FHLB, 10/01/15	United States	16,000,000	16,000,000
[n]U.S. Treasury Bill,
11/19/15	United States	55,000,000	55,001,485

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

[o] 10/01/15 - 12/24/15	United States	183,367,000	183,370,583
Total U.S. Government and Agency Securities (Cost $254,345,593)			254,372,068
Total Investments before Repurchase Agreements (Cost $5,383,156,780)			5,095,338,688

Investments from Cash Collateral Received for Loaned Securities 0.1%
Repurchase Agreements 0.1%
[p]Joint Repurchase Agreement, 0.10%, 10/01/15 (Maturity Value $701,440)
HSBC Securities (USA) Inc.
Collateralized by U.S. Government Agency Securities, 0.000% - 3.35%,
1/15/16 - 7/15/32; and U.S. Government Agency Securities, Strips, 11/15/15 -
7/15/37 (valued at $715,467)	United States	701,438	701,438
[p]Joint Repurchase Agreement, 0.09%, 10/01/15 (Maturity Value $251,982)
HSBC Securities (USA) Inc.
Collateralized by U.S. Treasury Note, 0.75%, 1/15/17 and U.S. Treasury Strips,
11/15/15 - 11/15/44 (valued at $257,022)	United States	251,981	251,981
[p]Joint Repurchase Agreement, 0.12%, 10/01/15 (Maturity Value $1,000,003)
Merrill Lynch, Pierce, Fenner & Smith Inc.
Collateralized by U.S. Treasury Note, 0.875% - 2.375%, 4/15/17 - 8/15/24 (valued at
$1,020,000)	United States	1,000,000	1,000,000
[p]Joint Repurchase Agreement, 0.09%, 10/01/15 (Maturity Value $1,000,003)
RBS Securities Inc.
Collateralized by U.S. Treasury Bond, 3.625%, 2/15/44; and U.S. Treasury Note,
0.089% - 3.625%, 1/31/16 - 6/30/21 (valued at $1,020,003)	United States	1,000,000	1,000,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost $2,953,419)			2,953,419
Total Investments (Cost $5,386,110,199) 96.8%			5,098,292,107
Options Written (0.0)%†			(152,000)
Securities Sold Short (0.1)%			(7,708,953)
Other Assets, less Liabilities 3.3%			173,679,622
Net Assets 100.0%			$5,264,110,776
		Number of Contracts
Options Written (Premiums Received $135,827) (0.0)%†
Puts - Exchange-Traded
Semiconductors & Semiconductor Equipment (0.0)%†
Advanced Micro Devices Inc., October Strike Price $2, Expires 10/16/15	United States	4,000	$(152,000)
		Principal Amount
Securities Sold Short (0.1)%
Corporate Notes (0.1)%
NRG Energy Inc., senior note, 7.875%, 5/15/21	United States	3,750,000	(3,820,313)
Vulcan Materials Co., senior note, 7.00%, 6/15/18	United States	3,472,000	(3,888,640)
Total Securities Sold Short (Proceeds $7,361,309)			$(7,708,953)

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At September 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
d See Note 6 regarding holdings of 5% voting securities.
e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2015, the aggregate value of these securities was $42,068,991, representing 0.80% of net assets.
g A portion or all of the security purchased on a delayed delivery basis.
h The coupon rate shown represents the rate at period end.
i Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the aggregate value of these securities was $331,468,441, representing 6.30% of net assets.

Franklin Mutual Quest Fund
Statement of Investments, September 30, 2015 (unaudited) (continued)
j A portion or all of the security is on loan at September 30, 2015.
k Income may be received in additional securities and/or cash.
l Defaulted security or security for which income has been deemed uncollectible.
m Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
n The security is traded on a discount basis with no stated coupon rate.
o A portion or all of the security has been segregated as collateral for securities sold short, open forward contracts and open written options contracts. At September 30, 2015, the aggregate value of these securities and/or cash pledged amounted to $19,929,106, representing 0.38% of net assets.
p Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2015, all repurchase agreements had been entered into on that date.

At September 30, 2015, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
				Number of	Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD			Short	22	$2,827,550	12/14/15	$-		$(14,653)
EUR/USD			Short	1,486	207,649,925	12/14/15	337,069		-
GBP/USD			Short	1,584	149,618,700	12/14/15	1,899,395		-
Totals							$2,236,464		$(14,653)
Net unrealized appreciation (depreciation)							$2,221,811

At September 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
					Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a]	Type		Quantity	Amount	Date	Appreciation		Depreciation
OTC Forw ard Exchange Contracts
Euro	BANT	Buy		22,659,876	$25,331,029	10/16/15	$29,701		$(27,552)
Euro	BANT	Sell		20,100,120	21,503,952	10/16/15		-	(967,482)
Euro	BONY	Buy		2,181,334	2,435,620	10/16/15		6,726	(3,669)
Euro	DBFX	Buy		5,181,503	5,791,601	10/16/15		6,261	(5,070)
Euro	FBCO	Buy		10,902,874	12,223,828	10/16/15		8,415	(43,101)
Euro	FBCO	Sell		21,279,739	22,778,191	10/16/15		35	(1,012,062)
Euro	HSBC	Buy		3,404,217	3,805,562	10/16/15		7,510	(7,242)
Euro	HSBC	Sell		1,436,700	1,562,651	10/16/15		-	(43,544)
Euro	SSBT	Buy		2,255,855	2,517,650	10/16/15		7,332	(2,993)
Euro	SSBT	Sell		3,769,101	4,204,715	10/16/15	18,220		(27,265)
British Pound	BANT	Buy		5,957,396	9,318,228	10/22/15		-	(310,108)
British Pound	BANT	Sell		37,430,591	55,771,581	10/22/15		-	(826,851)
British Pound	DBFX	Buy		2,057,396	3,231,809	10/22/15		-	(120,841)
British Pound	FBCO	Buy		6,068,755	9,273,006	10/22/15		-	(96,500)
British Pound	FBCO	Sell		36,185,688	53,916,676	10/22/15		-	(799,351)
British Pound	HSBC	Buy		5,602,065	8,720,504	10/22/15		-	(249,676)
British Pound	SSBT	Buy		301,356	457,298	10/22/15		-	(1,621)
Australian Dollar	HSBC	Sell		409,800	288,834	10/26/15		1,677	-
South Korean Won	BANT	Buy	4,374,034,926		3,659,605	11/12/15	24,846		-
South Korean Won	BANT	Sell	54,599,018,578		46,530,474	11/12/15	624,323		(85,119)
South Korean Won	FBCO	Buy	2,636,893,023		2,205,375	11/12/15	15,802		-

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

South Korean Won	FBCO	Sell	77,297,153,026	66,166,560	11/12/15	1,076,371	(20,765)
South Korean Won	HSBC	Buy	5,534,693,619	4,620,705	11/12/15	41,422	-
South Korean Won	HSBC	Sell	50,551,312,913	43,079,620	11/12/15	497,919	-
Sw iss Franc	BANT	Buy	341,896	366,595	11/12/15	28	(15,222)
Sw iss Franc	BANT	Sell	186,300	191,261	11/12/15	-	(218)
Sw iss Franc	DBFX	Sell	156,451	162,462	11/12/15	1,662	-
Sw iss Franc	FBCO	Buy	920,200	961,138	11/12/15	-	(15,356)
Sw iss Franc	FBCO	Sell	5,059,057	5,141,318	11/12/15	-	(58,387)
Sw iss Franc	HSBC	Buy	144,400	148,708	11/12/15	-	(294)
Sw iss Franc	SSBT	Buy	280,552	290,193	11/12/15	-	(1,841)
Canadian Dollar	FBCO	Buy	6,510,000	4,919,300	11/18/15	-	(40,936)
Canadian Dollar	FBCO	Sell	30,271,976	22,948,092	11/18/15	263,342	-
Euro	BANT	Buy	6,777,269	7,680,654	11/18/15	42,105	(141,935)
Euro	BANT	Sell	23,054,369	26,220,662	11/18/15	432,825	-
Euro	BBU	Buy	2,025,744	2,263,759	11/18/15	9,150	(6,980)
Euro	BONY	Buy	4,580,568	5,274,297	11/18/15	-	(150,629)
Euro	DBFX	Buy	10,990,885	12,395,439	11/18/15	56,872	(158,280)
Euro	DBFX	Sell	17,433,773	19,724,002	11/18/15	229,200	(6,026)
Euro	FBCO	Buy	10,915,505	12,297,438	11/18/15	53,186	(140,910)
Euro	FBCO	Sell	791,429	888,649	11/18/15	3,383	-
Euro	HSBC	Buy	6,564,866	7,467,788	11/18/15	19,951	(144,503)
Euro	HSBC	Sell	14,121,119	16,036,108	11/18/15	240,702	-
Euro	SSBT	Buy	15,128,710	16,969,412	11/18/15	106,707	(153,656)
Euro	SSBT	Sell	1,582,857	1,773,078	11/18/15	2,548	-
British Pound	BANT	Sell	26,727,269	41,427,267	11/23/15	1,020,114	-
British Pound	DBFX	Sell	219,616	340,754	11/23/15	8,731	-
British Pound	FBCO	Buy	7,094,290	10,979,953	11/23/15	-	(254,575)
British Pound	SSBT	Sell	25,355,606	39,301,190	11/23/15	967,761	-
Euro	BANT	Buy	1,745,132	1,963,520	1/06/16	-	(9,341)
Euro	BONY	Sell	25,050,131	27,398,581	1/06/16	-	(652,266)
Euro	FBCO	Buy	8,521,163	9,590,670	1/06/16	-	(48,771)
Euro	SSBT	Buy	7,800,000	8,756,007	1/06/16	-	(21,657)
Euro	SSBT	Sell	24,834,957	27,184,841	1/06/16	-	(625,057)
Euro	BANT	Buy	6,000,000	6,752,520	1/20/16	-	(31,756)
Euro	FBCO	Sell	23,363,786	25,590,121	1/20/16	-	(580,293)
Euro	HSBC	Sell	23,363,785	25,580,541	1/20/16	-	(589,872)
Euro	SSBT	Buy	559,848	630,458	1/20/16	-	(3,356)
British Pound	BANT	Buy	4,509,922	6,821,573	1/21/16	-	(4,192)
British Pound	BANT	Sell	31,857,693	49,776,852	1/21/16	1,619,473	-
British Pound	BBU	Buy	3,298,927	5,070,451	1/21/16	-	(83,659)
British Pound	FBCO	Buy	3,632,085	5,582,534	1/21/16	-	(92,127)
British Pound	SSBT	Buy	4,498,181	7,039,518	1/21/16	64	(239,949)
British Pound	SSBT	Sell	25,942,950	40,504,728	1/21/16	1,288,314	-
South Korean Won	BANT	Sell	24,665,760,781	20,948,185	2/12/16	209,109	-
South Korean Won	FBCO	Sell	14,459,607,287	12,323,764	2/12/16	166,065	-
South Korean Won	HSBC	Sell	61,497,314,573	52,298,688	2/12/16	591,486	-
British Pound	BANT	Buy	1,867,239	2,891,666	2/19/16	-	(69,412)
British Pound	BANT	Sell	347,523	540,492	2/19/16	15,225	-
British Pound	BONY	Buy	3,000,000	4,705,170	2/19/16	-	(170,795)
British Pound	DBFX	Sell	26,464,373	41,231,493	2/19/16	1,231,697	-

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

British Pound	FBCO	Buy	5,061,210	7,924,266	2/19/16	-	(274,458)
British Pound	FBCO	Sell	31,990,472	49,769,694	2/19/16	1,417,430	-
British Pound	HSBC	Buy	5,517,198	8,629,764	2/19/16	-	(290,750)
British Pound	SSBT	Buy	749,064	1,180,356	2/19/16	-	(48,177)
British Pound	SSBT	Sell	199,361	308,603	2/19/16	7,277	-
Euro	BANT	Sell	7,546,670	8,619,713	2/22/16	161,109	(660)
Euro	DBFX	Sell	262,682	293,912	2/22/16	-	(535)
Euro	HSBC	Sell	1,682,788	1,891,560	2/22/16	6,479	(1,202)
Euro	SSBT	Sell	2,613,862	2,951,058	2/22/16	21,111	-
Totals Forw ard Exchange Contracts unrealized appreciation (depreciation)						$12,559,666	$(9,778,845)
Net unrealized appreciation (depreciation)						$2,780,821

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	Bank of America N.A.
BBU	Barclays Bank PLC
BONY	Bank of New York Mellon
DBFX	Deutsche Bank AG
FBCO	Credit Suisse Group AG
HSBC	HSBC Bank USA, N.A.
SSBT	State Street Bank and Trust Co., N.A.

Currency

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar

Selected Portfolio

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
GO	General Obligation
PIK	Payment-In-Kind

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2015 (unaudited)

	Country	Shares	Value
Common Stocks and Other Equity Interests 88.5%
Aerospace & Defense 1.4%
B/E Aerospace Inc.	United States	1,412,070	$61,989,873
Huntington Ingalls Industries Inc.	United States	1,099,372	117,797,710
[a]KLX Inc.	United States	706,035	25,233,691
			205,021,274
Auto Components 0.3%
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	7,234,813	201,743
[a,b,c,d] International Automotive Components Group North America LLC	United States	63,079,866	37,529,997
			37,731,740
Automobiles 1.3%
General Motors Co.	United States	6,183,080	185,616,062
Banks 10.2%
Barclays PLC	United Kingdom	38,190,870	141,006,746
CIT Group Inc.	United States	3,544,866	141,900,986
Citigroup Inc.	United States	3,362,406	166,808,962
Citizens Financial Group Inc.	United States	5,418,154	129,277,154
Columbia Banking System Inc.	United States	1,603,629	50,049,261
[a]FCB Financial Holdings Inc., A	United States	1,647,570	53,743,733
[c]Guaranty Bancorp	United States	1,146,366	18,880,648
JPMorgan Chase & Co.	United States	3,550,940	216,500,812
PNC Financial Services Group Inc.	United States	3,438,533	306,717,144
State Bank Financial Corp.	United States	1,467,000	30,337,560
SunTrust Banks Inc.	United States	2,963,080	113,308,179
Wells Fargo & Co.	United States	2,531,930	130,014,605
			1,498,545,790
Beverages 1.8%
Molson Coors Brewing Co., B	United States	926,900	76,951,238
PepsiCo Inc.	United States	1,930,319	182,029,082
			258,980,320
Chemicals 0.0%
[a,e,f] Dow Corning Corp., Contingent Distribution	United States	12,630,547	—
Communications Equipment 2.6%
Cisco Systems Inc.	United States	8,126,460	213,319,575
Nokia Corp., ADR	Finland	10,897,776	73,886,921
Nokia OYJ, A	Finland	13,670,039	93,278,307
			380,484,803
Construction Materials 0.7%
[a]LafargeHolcim Ltd., B	Switzerland	1,946,175	101,962,473
Consumer Finance 0.5%
[a]Ally Financial Inc.	United States	3,254,500	66,326,710
Containers & Packaging 0.9%
WestRock Co.	United States	2,648,821	136,255,352
Diversified Consumer Services 0.1%
Cengage Learning Holdings II LP	United States	837,095	22,183,018
Diversified Telecommunication Services 1.9%
AT&T Inc.	United States	5,239,265	170,695,254
[a,e,f] Global Crossing Holdings Ltd., Contingent Distribution	United States	105,649,309	—
Koninklijke KPN NV	Netherlands	30,410,640	113,662,462
			284,357,716
Energy Equipment & Services 1.3%
Baker Hughes Inc.	United States	3,663,252	190,635,634

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

Food & Staples Retailing 3.3%
CVS Health Corp.	United States	1,528,221	147,442,762
The Kroger Co.	United States	4,210,284	151,864,944
Walgreens Boots Alliance Inc.	United States	2,283,129	189,728,020
			489,035,726
Health Care Equipment & Supplies 4.1%
Medtronic PLC	United States	6,050,204	405,000,656
Stryker Corp.	United States	2,053,179	193,204,144
			598,204,800
Health Care Providers & Services 0.5%
Cigna Corp.	United States	492,860	66,545,957

Household Products 0.2%
Energizer Holdings Inc.	United States	635,933	24,616,966

Independent Power & Renewable Electricity Producers 0.4%
NRG Energy Inc.	United States	4,399,652	65,334,832

Insurance 11.7%
ACE Ltd.	United States	2,165,470	223,909,598
[a]Alleghany Corp.	United States	377,389	176,659,565
The Allstate Corp.	United States	2,478,208	144,330,834
American International Group Inc.	United States	5,079,039	288,590,996
MetLife Inc.	United States	3,551,930	167,473,499
[c]White Mountains Insurance Group Ltd.	United States	655,346	489,740,066
XL Group PLC	Ireland	6,076,710	220,706,107
			1,711,410,665
IT Services 1.1%
Xerox Corp.	United States	15,854,785	154,267,058

Machinery 1.6%
Caterpillar Inc.	United States	1,881,427	122,970,068
CNH Industrial NV	United Kingdom	4,351,332	28,329,792
CNH Industrial NV, special voting	United Kingdom	5,296,616	34,484,160
[c]Federal Signal Corp.	United States	3,360,800	46,076,568
			231,860,588
Marine 1.1%
A.P. Moeller-Maersk AS, B	Denmark	100,690	154,912,334

Media 6.5%
CBS Corp., B	United States	3,336,259	133,116,734
Relx PLC	United Kingdom	9,892,030	169,338,404
Time Warner Cable Inc.	United States	1,769,704	317,431,806
Time Warner Inc.	United States	1,428,918	98,238,112
Twenty-First Century Fox Inc., B	United States	8,524,052	230,746,088
			948,871,144
Metals & Mining 0.9%
Freeport-McMoRan Inc., B	United States	5,933,533	57,495,935
ThyssenKrupp AG	Germany	3,973,743	69,641,973
			127,137,908
Multiline Retail 0.8%
Macy's Inc.	United States	2,389,270	122,617,336

Oil, Gas & Consumable Fuels 5.0%
Anadarko Petroleum Corp.	United States	903,460	54,559,949
Apache Corp.	United States	1,332,734	52,189,864
BG Group PLC	United Kingdom	8,345,068	120,014,579
BP PLC	United Kingdom	15,851,497	80,064,567
CONSOL Energy Inc.	United States	4,672,924	45,794,655
Marathon Oil Corp.	United States	9,259,413	142,594,960
Murphy Oil Corp.	United States	1,576,220	38,144,524
Royal Dutch Shell PLC, A	United Kingdom	6,425,121	152,137,057

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

[a]Whiting Petroleum Corp.	United States	3,124,439	47,710,184
			733,210,339
Paper & Forest Products 1.0%
International Paper Co.	United States	4,045,267	152,870,640
Personal Products 0.4%
Avon Products Inc.	United States	4,186,145	13,604,971
Edgewell Personal Care Co.	United States	635,933	51,892,133
			65,497,104
Pharmaceuticals 7.7%
Eli Lilly & Co.	United States	3,779,041	316,267,941
Merck & Co. Inc.	United States	7,732,600	381,913,114
Novartis AG, ADR	Switzerland	1,541,900	141,731,448
Teva Pharmaceutical Industries Ltd., ADR	Israel	5,090,923	287,433,513
			1,127,346,016
Real Estate Investment Trusts (REITs) 0.8%
[c]Alexander's Inc.	United States	326,675	122,176,450
Real Estate Management & Development 0.1%
[a]Forestar Group Inc.	United States	886,386	11,655,976
Semiconductors & Semiconductor Equipment 0.6%
Altera Corp.	United States	1,633,750	81,818,200
Software 5.3%
CA Inc.	United States	5,509,612	150,412,408
Microsoft Corp.	United States	9,580,700	424,041,782
Symantec Corp.	United States	10,127,147	197,175,552
			771,629,742
Specialty Retail 0.5%
[a]Office Depot Inc.	United States	12,286,390	78,878,624
Technology Hardware, Storage & Peripherals 4.7%
Apple Inc.	United States	2,383,220	262,869,166
EMC Corp.	United States	6,467,600	156,257,216
Hewlett-Packard Co.	United States	5,001,424	128,086,469
Samsung Electronics Co. Ltd.	South Korea	147,228	140,865,453
			688,078,304
Tobacco 5.9%
Altria Group Inc.	United States	3,225,589	175,472,041
British American Tobacco PLC	United Kingdom	4,864,275	267,979,085
Imperial Tobacco Group PLC	United Kingdom	3,810,199	196,656,161
Philip Morris International Inc.	United States	944,754	74,947,335
Reynolds American Inc.	United States	3,497,440	154,831,669
			869,886,291
Wireless Telecommunication Services 1.3%
Vodafone Group PLC	United Kingdom	58,574,055	184,642,129

Total Common Stocks and Other Equity Interests (Cost $10,618,804,100)			12,950,606,021
Convertible Preferred Stocks (Cost $755,800) 0.0%†
Banks 0.0%†
Columbia Banking System Inc., cvt. pfd., B	United States	7,558	2,749,478
Preferred Stocks (Cost $117,489,716) 0.3%
Automobiles 0.3%
Volkswagen AG, pfd.	Germany	450,280	49,195,418
		Principal Amount
Corporate Bonds, Notes and Senior Floating Rate Interests 3.0%
Avaya Inc.,
[g] senior note, 144A, 10.50%, 3/01/21	United States	$67,859,000	31,554,435
[g] senior secured note, 144A, 7.00%, 4/01/19	United States	37,416,000	29,839,260

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)
[h] Term B-3 Loan, 4.694%, 10/26/17	United States	37,242,834	30,725,338
[h] Term B-6 Loan, 6.50%, 3/30/18	United States	22,002,294	18,261,904
[h] Term B-7 Loan, 6.25%, 5/29/20	United States	20,029,328	15,622,876
[h]Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	5,127,370	5,110,706
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	74,295,000	63,800,831
[h] Tranche D Term Loan, 6.944%, 1/30/19	United States	94,620,527	78,771,588
[h] Tranche E Term Loan, 7.694%, 7/30/19	United States	30,412,812	25,508,746
[h]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	33,563,369	33,416,530
NGPL PipeCo LLC,
[g,i] senior secured note, 144A, 9.625%, 6/01/19	United States	43,741,000	41,772,655
[h] Term Loan, 6.75%, 9/15/17	United States	2,292,576	2,074,781
[h]Toys R Us-Delaware Inc.,
FILO Loans, 8.25%, 10/24/19	United States	8,171,000	8,136,951
Term B-4 Loan, 9.75%, 4/24/20	United States	68,618,123	60,755,653
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $507,576,708)			445,352,254
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.5%
[b,j] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	19,594	—
[h,j] Caesars Entertainment Operating Co. Inc., 1.50%, 3/01/17,
Term B-5-B Loans	United States	9,541,623	8,845,876
Term B-6-B Loans	United States	45,490,495	42,614,859
Term B-7 Loans	United States	30,701,720	27,996,131
[j]Samson Investment Co., senior note, 9.75%, 2/15/20	United States	55,052,000	963,410
[h,j] Texas Competitive Electric Holdings Co. LLC, Term Loans, 4.683%, 10/10/17	United States	194,177,556	75,547,303
[g,j] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 3.919%, 10/01/20	United States	98,672,000	38,482,080
[j]Walter Energy Inc.,
[h] B Term Loan, 5.80%, 4/02/18	United States	35,970,965	13,309,257
[g] first lien, 144A, 6.33%, 10/15/19	United States	20,046,000	7,166,445
[g,k] second lien, 144A, PIK, 11.50%, 4/01/20	United States	17,468,800	254,441
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $421,438,338)			215,179,802
		Shares
Companies in Liquidation 0.2%
[a]Adelphia Recovery Trust	United States	99,967,609	249,919
[a,e]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	12,005,115	60,026
[a,b,c,d] CB FIM Coinvestors LLC	United States	43,105,703	—
[a,e,f] Century Communications Corp., Contingent Distribution	United States	33,138,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	53,924,666	—
[a,l] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	420,480,670	22,600,836
[a,e,f] Tribune Media Litigation Trust, Contingent Distribution	United States	995,729	—
[a,e,f] Tropicana Litigation Trust, Contingent Distribution	United States	76,355,000	—
Total Companies in Liquidation (Cost $49,978,670)			22,910,781
		Principal Amount
Municipal Bonds (Cost $56,039,577) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	64,157,000	48,278,142

Total Investments before Short Term Investments (Cost $11,772,082,909)			13,734,271,896
Short Term Investments 5.4%
U.S. Government and Agency Securities 5.4%
[m]FHLB, 10/01/15	United States	4,600,000	4,600,000
[m]U.S. Treasury Bill,
[n] 11/19/15	United States	160,000,000	160,004,320
3/03/16	United States	226,000,000	225,973,332

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

[n] 10/01/15 - 3/24/16	United States	396,900,000	396,871,666
Total U.S. Government and Agency Securities (Cost $787,031,519)			787,449,318
Total Investments before Repurchase Agreements (Cost $12,559,114,428)			14,521,721,214
Investments from Cash Collateral Received for Loaned Securities 0.0%†
Repurchase Agreements 0.0%†
[o]Joint Repurchase Agreement, 0.08%, 10/01/15 (Maturity Value $1,728,891)	United States	1,728,887	1,728,887
BNP Paribas Securities Corp.
Collateralized by [m]U.S. Treasury Bill, 11/12/15; U.S. Treasury Bond,
5.00% - 6.50%, 11/15/26 - 5/15/37; U.S. Treasury Bond, Index Linked,
2.50%, 1/15/29; U.S. Treasury Note, 0.50% - 2.625%, 2/29/16 - 12/31/21;
U.S. Treasury Note, Index Linked, 0.125%, 1/15/22 - 1/15/23; and
U.S. Treasury Strips, 5/15/18 - 2/15/44 (valued at $1,763,465)
[o]Joint Repurchase Agreement, 0.10%, 10/01/15 (Maturity Value $363,917)	United States	363,916	363,916
Citigroup Global Markets Inc.
Collateralized by U.S. Treasury Bond, 4.375%, 11/15/39; U.S. Treasury Bond,
Index Linked, 0.625%, 2/15/43; U.S. Treasury Note, 0.625% - 3.25%,
12/31/15 - 5/15/24; and U.S. Treasury Note, Index Linked, 0.375% - 1.375%,
1/15/20 - 7/15/23 (valued at $371,194)
[o]Joint Repurchase Agreement, 0.10%, 10/01/15 (Maturity Value $1,728,892)	United States	1,728,887	1,728,887
HSBC Securities (USA) Inc.
Collateralized by U.S. Government Agency Securities, 0.000% - 3.35%,
1/15/16 - 7/15/32; and U.S. Government Agency Securities, Strips, 11/15/15 - 7/15/37
(valued at $1,763,465)
[o]Joint Repurchase Agreement, 0.12%, 10/01/15 (Maturity Value $1,728,893)	United States	1,728,887	1,728,887
Merrill Lynch, Pierce, Fenner & Smith Inc.
Collateralized by U.S. Treasury Note, 0.875% - 2.375%, 4/15/17 - 8/15/24
(valued at $1,763,465)
[o]Joint Repurchase Agreement, 0.09%, 10/01/15 (Maturity Value $1,728,891)	United States	1,728,887	1,728,887
RBS Securities Inc.
Collateralized by U.S. Treasury Bond, 3.625%, 2/15/44; and U.S. Treasury Note,
0.089% - 3.625%, 1/31/16- 6/30/21 (valued at $1,763,470)
Total Investments from Cash Collateral Received for Loaned Securities (Cost $7,279,464)			7,279,464
Total Investments (Cost $12,566,393,892) 99.2%			14,529,000,678
Securities Sold Short (0.2)%			(31,790,609)

Other Assets, less Liabilities 1.0%			144,444,570
Net Assets 100.0%			$14,641,654,639

		Shares
Securities Sold Short (Proceeds $37,605,949) (0.2)%
Common Stocks (0.2)%
Energy Equipment & Services (0.2)%
Halliburton Co.	United States	899,310	$(31,790,609)

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 5 regarding restricted securities.
c See Note 6 regarding holdings of 5% voting securities.
d At September 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days.
g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the aggregate value of these securities was $149,069,316, representing 1.02% of net assets.
h The coupon rate shown represents the rate at period end.
i A portion or all of the security is on loan at September 30, 2015.
j Defaulted security or security for which income has been deemed uncollectible.

Franklin Mutual Shares Fund
Statement of Investments, September 30, 2015 (unaudited) (continued)
k Income may be received in additional securities and/or cash.
l Bankruptcy Claim represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent the amount of allowed unsecured claims.
m The security is traded on a discount basis with no stated coupon rate.
n Security or a portion of the security has been segregated as collateral for securities sold short and open forward contracts. At September 30, 2015, the aggregate value of these securities and/or cash pledged as collateral was $65,674,409, representing 0.45% of net assets.
o Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2015, all repurchase agreements had been entered into on that date.

At September 30, 2015, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD		Short	1,950	$272,488,125	12/14/15	$442,211	$-
GBP/USD		Short	3,923	370,551,869	12/14/15	4,702,526	-
Totals						$5,144,737	$-
Net unrealized appreciation (depreciation)						$5,144,737

At September 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Buy	10,602,430	$11,880,824	10/16/15	$17,151	$(44,722)
Euro	BANT	Sell	46,456,663	50,041,373	10/16/15	6,538	(1,902,559)
Euro	BBU	Sell	2,149,008	2,419,912	10/16/15	17,374	-
Euro	BONY	Buy	6,273,700	7,016,559	10/16/15	15,933	(18,652)
Euro	FBCO	Buy	9,084,513	10,166,287	10/16/15	19,934	(29,961)
Euro	FBCO	Sell	35,968,803	38,727,223	10/16/15	19,941	(1,504,946)
Euro	DBFX	Buy	6,590,163	7,378,534	10/16/15	14,830	(25,726)
Euro	DBFX	Sell	21,667,151	23,377,706	10/16/15	-	(845,630)
Euro	HSBC	Buy	7,833,585	8,755,663	10/16/15	17,788	(15,698)
Euro	HSBC	Sell	28,014,817	30,585,583	10/16/15	28,017	(762,302)
Euro	SSBT	Buy	6,991,508	7,826,608	10/16/15	17,368	(27,644)
Euro	SSBT	Sell	15,400,205	16,709,564	10/16/15	28,944	(536,426)
British Pound	BANT	Buy	2,924,885	4,596,059	10/22/15	-	(173,369)
British Pound	BANT	Sell	61,187,308	91,169,089	10/22/15	-	(1,351,643)
British Pound	BBU	Sell	1,163,851	1,817,428	10/22/15	57,580	-
British Pound	FBCO	Buy	7,625,710	11,709,891	10/22/15	-	(179,129)
British Pound	FBCO	Sell	59,152,282	88,136,901	10/22/15	-	(1,306,689)
British Pound	DBFX	Buy	6,565,279	10,178,581	10/22/15	-	(251,287)
British Pound	DBFX	Sell	2,711,939	4,236,320	10/22/15	135,623	-
British Pound	HSBC	Buy	2,655,044	4,169,375	10/22/15	-	(154,709)
British Pound	SSBT	Sell	1,163,851	1,816,398	10/22/15	56,550	-
South Korean Won	BANT	Buy	4,904,166,138	4,105,570	11/12/15	25,435	-
South Korean Won	BANT	Sell	26,668,682,235	22,864,015	11/12/15	403,270	(3,516)
South Korean Won	FBCO	Buy	5,811,474,719	4,897,984	11/12/15	15,079	(17,790)
South Korean Won	FBCO	Sell	33,680,501,362	28,816,595	11/12/15	459,093	(13,136)

Franklin Mutual Shares Fund
Statement of Investments, September 30, 2015 (unaudited) (continued)
South Korean Won	HSBC	Buy	10,999,454,603	9,227,795	11/12/15	47,657	(10,104)
South Korean Won	HSBC	Sell	53,142,114,359	45,333,388	11/12/15	569,336	-
Euro	BANT	Buy	52,308,382	58,327,219	11/18/15	474,985	(291,819)
Euro	BANT	Sell	98,662,120	112,353,874	11/18/15	1,993,767	-
Euro	BBU	Buy	4,569,643	5,115,478	11/18/15	15,367	(19,397)
Euro	BONY	Buy	10,701,718	12,281,686	11/18/15	-	(311,107)
Euro	FBCO	Buy	35,636,108	40,014,103	11/18/15	146,258	(299,018)
Euro	FBCO	Sell	8,719,995	9,715,453	11/18/15	57,300	(95,739)
Euro	DBFX	Buy	19,960,148	22,553,271	11/18/15	89,112	(315,636)
Euro	DBFX	Sell	66,150,815	74,904,310	11/18/15	1,069,748	(159,500)
Euro	HSBC	Buy	13,708,313	15,546,419	11/18/15	63,842	(276,606)
Euro	HSBC	Sell	61,105,224	69,433,202	11/18/15	1,089,128	(6,161)
Euro	SSBT	Buy	34,540,795	38,683,438	11/18/15	255,375	(302,649)
Euro	SSBT	Sell	38,735,032	43,614,527	11/18/15	312,573	(25,741)
British Pound	BANT	Buy	8,708,390	13,231,666	11/23/15	-	(66,041)
British Pound	BANT	Sell	58,237,426	90,268,010	11/23/15	2,222,780	-
British Pound	DBFX	Buy	3,069,790	4,704,944	11/23/15	-	(63,936)
British Pound	SSBT	Buy	5,314,173	8,146,574	11/23/15	-	(112,435)
British Pound	SSBT	Sell	55,248,641	85,635,394	11/23/15	2,108,705	-
Euro	BONY	Sell	18,015,829	19,704,813	1/06/16	-	(469,104)
Euro	HSBC	Sell	1,735,000	1,916,030	1/06/16	-	(26,803)
Euro	SSBT	Sell	19,596,078	21,467,227	1/06/16	-	(476,234)
Euro	BANT	Sell	1,276,000	1,389,355	1/20/16	-	(39,928)
Euro	FBCO	Sell	18,079,025	19,792,591	1/20/16	-	(458,218)
Euro	HSBC	Sell	16,803,025	18,397,296	1/20/16	-	(424,230)
Euro	SSBT	Sell	638,000	694,552	1/20/16	-	(20,089)
British Pound	BANT	Sell	54,558,348	85,165,581	1/21/16	2,692,973	-
British Pound	FBCO	Buy	9,902,050	15,575,277	1/21/16	-	(606,937)
British Pound	SSBT	Buy	9,149,496	14,416,925	1/21/16	-	(586,176)
British Pound	SSBT	Sell	54,527,362	85,133,571	1/21/16	2,707,801	-
South Korean Won	BANT	Sell	13,481,733,831	11,425,507	2/12/16	90,008	-
South Korean Won	FBCO	Sell	5,042,408,170	4,294,643	2/12/16	54,965	-
South Korean Won	HSBC	Sell	56,038,211,495	47,656,145	2/12/16	538,980	-
British Pound	BANT	Buy	1,027,640	1,577,305	2/19/16	-	(24,070)
British Pound	BBU	Buy	5,131,071	8,040,234	2/19/16	-	(284,835)
British Pound	FBCO	Buy	12,514,578	19,605,948	2/19/16	-	(690,685)
British Pound	FBCO	Sell	54,308,082	84,446,238	2/19/16	2,361,837	-
British Pound	DBFX	Sell	41,186,128	64,167,987	2/19/16	1,916,873	-
British Pound	HSBC	Buy	10,979,395	17,298,245	2/19/16	-	(703,347)
British Pound	SSBT	Buy	3,379,976	5,310,277	2/19/16	-	(201,583)
Euro	BANT	Sell	1,941,389	2,185,960	2/22/16	10,972	(1,167)
Euro	FBCO	Sell	2,954,049	3,330,232	2/22/16	18,961	-
Euro	DBFX	Sell	2,952,890	3,325,510	2/22/16	16,483	(946)
Euro	HSBC	Sell	4,157,286	4,680,986	2/22/16	23,098	(2,123)
Euro	SSBT	Sell	3,069,031	3,479,762	2/22/16	39,604	-
Totals Forward Exchange Contracts unrealized appreciation (depreciation)						$22,344,936	$(16,537,898)
Net unrealized appreciation (depreciation)						$5,807,038

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2015 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
DBFX	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
PIK	-	Payment-In-Kind

Franklin Mutual Series Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives.

Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Mutual Beacon Fund – Futures, forwards and options
Franklin Mutual European Fund – Futures and forwards
Franklin Mutual Financial Services Fund – Futures and forwards
Franklin Mutual Global Discovery Fund – Futures and forwards
Franklin Mutual International Fund – Futures and forwards
Franklin Mutual Quest Fund – Futures, forwards and options
Franklin Mutual Shares Fund – Futures and forwards

4. INCOME TAXES

At September 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin Mutual		Franklin Mutual
	Franklin Mutual	Franklin Mutual	Financial	Global Discovery
	Beacon Fund	European Fund	Services Fund	Fund

Cost of investments	$3,570,123,722	$3,316,449,003	$533,175,048	$22,306,768,940

Unrealized appreciation	$649,642,448	$166,209,442	$80,135,071	$4,458,009,259
Unrealized depreciation	(449,478,171)	(438,801,355)	(51,062,471)	(2,939,774,422)
Net unrealized appreciation (depreciation)	$200,164,277	$(272,591,913)	$29,072,600	$1,518,234,837

	Franklin Mutual
	International	Franklin Mutual	Franklin Mutual
	Fund	Quest Fund	Shares Fund

Cost of investments	$182,231,074	$5,397,172,055	$12,591,291,011

Unrealized appreciation	$3,708,915	$462,780,706	$3,684,607,302
Unrealized depreciation	(23,598,729)	(761,660,654)	(1,746,897,635)
Net unrealized appreciation (depreciation)	$(19,889,814)	$(298,879,948)	$1,937,709,667

5. RESTRICTED SECURITIES

At September 30, 2015, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount
Shares/Units/		Acquisition
Warrants	Issuer	Dates	Cost	Value
Franklin Mutual Beacon Fund
10,848	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$10,848	$-
15,831,950	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
19,805,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,846,329	International Automotive Components Group Brazil LLC	4/13/06 -12/26/08	1,890,264	79,370
22,836,904	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	18,692,218	13,587,044
5,455	PMG LLC	3/22/04	381,819	213,055
	Total Restricted Securities (Value is 0.37% of Net Assets)		$20,975,149	$13,879,469

Franklin Mutual European Fund
16,127,149	Euro Wagon LP (Value is 0.68% of Net Assets)	12/08/05 - 1/02/08	$6,282,509	$20,923,964

Franklin Mutual Financial Services Fund
4,357,178	FIMCoinvestor Holdings I, LLC	11/20/06 - 6/02/09	$-	$-
3,000,000	Hightow er Holding LLC, pfd., A	3/31/08 - 1/05/10	2,362,324	3,285,600
968,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	2,420,000	2,285,061
	Total Restricted Securities (Value is 0.98% of Net Assets)		$4,782,324	$5,570,661

Franklin Mutual Global Discovery Fund
8,893	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$8,893	$-
30,279,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
3,048,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	7,620,000	7,195,109
3,819,425	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	2,536,498	106,505
35,491,081	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	29,095,371	21,115,773
	Total Restricted Securities (Value is 0.12% of Net Assets)		$39,260,762	$28,417,387

Franklin Mutual Quest Fund
9,272	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12					7/01/10 - 11/30/12	$9,272		$-
1,439,821	CB FIM Coinvestors LLC					1/15/09 - 6/02/09		-	-
17,934,688	FIMCoinvestor Holdings I, LLC					11/20/06 - 6/02/09		-	-
2,548,299	International Automotive Components Group Brazil LLC					4/13/06 - 12/26/08	1,692,334		71,059
19,924,658	International Automotive Components Group North America LLC					1/02/06 - 3/18/13	16,305,945		11,854,375
1,110,000 [a]	Lee Enterprises Inc., w ts., 12/31/22					3/31/14	1,490,026		1,189,395
	Total Restricted Securities (Value is 0.25% of Net Assets)						$19,497,577		$13,114,829

Franklin Mutual Shares Fund
19,594	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12					7/01/10 - 11/30/12	$19,594		$-
43,105,703	CB FIM Coinvestors LLC					1/15/09 - 6/02/09		-	-
53,924,666	FIM Coinvestor Holdings I, LLC					11/20/06 - 6/02/09		-	-
7,234,813	International Automotive Components Group Brazil LLC					4/13/06 - 12/26/08	4,804,678		201,743
63,079,866	International Automotive Components Group North America LLC					1/12/06 - 3/18/13	51,662,536		37,529,997
	Total Restricted Securities (Value is 0.26% of Net Assets)						$56,486,808		$37,731,740

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $108,131,384 as of September 30, 2015.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for certain or all Funds for the nine months ended September 30, 2015, were as shown below.

		Number of				Number of
		Shares/Warrants/				Shares/Warrants/
		Principal Amount				Principal Amount	Value at
		Held at Beginning	Gross	Gross		Held at End of	End of	Investment	Realized
Name of Issuer		of Period	Additions Reductions			of Period	Period	Incom e Gain (Loss)
Franklin Mutual Beacon Fund
Controlled Affiliates[a]
PMG LLC		5,455	-	-		5,455	$213,055	$-	$-
Non-Controlled Affiliates
CB FIM Coinvestors LLC		15,831,950	-	-		15,831,950	$-	$-	$-
Polaris Consulting and Services Ltd./India		6,669,381	-	(6,669,381)		-	-	487,763	1,313,642
Total Non-Controlled Affiliates							-	487,763	1,313,642
Total Affiliated Securities (Value is 0.01% of Net Assets)							$213,055	$487,763	$1,313,642

Franklin Mutual European Fund
Controlled Affiliates[a]
Euro Wagon LP
(Value is 0.68% of Net Assets)		16,127,149	-	-		16,127,149	$20,923,964	$1,424,319	$-

Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
AB&T Financial Corp.
(Value is 0.01% of Net Assets)		226,100	-	-		226,100	$82,526	$-	$-

Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
International Automotive Components Group North America LLC		35,491,081	-	-		35,491,081	$21,115,773	$-	$-
New Page Holdings Inc		583,268	-	(583,268	) [b]	-	-	-	(48,500,180)
Total Affiliated Securities (Value is 0.09% of Net Assets)							$21,115,773	$-	$(48,500,180)

Franklin Mutual Quest Fund
Non-Controlled Affiliates
Advanced Emissions Solutions Inc.		-	1,724,209	-		1,724,209	$11,379,779	$-	$-
Eastman Kodak Co.		3,207,889	421,456	-		3,629,345	56,690,369	-	-
Eastman Kodak Co., Second Lien Term Loan, 10.75%, 9/03/20		50,486,000	514,000	-		51,000,000	49,661,250	3,418,673	-
Eastman Kodak Co., Term Loan, 7.25%, 9/03/19		14,623,310	16,669,280	(111,730)		31,180,860	30,050,553	744,256	1,649
Eastman Kodak Co., w ts., 9/03/18		43,321	5,261	-		48,582	160,321	-	-
Eastman Kodak Co., w ts., 9/03/18		43,321	5,261	-		48,582	145,746	-	-
KGen Pow er Liquidating Trust, Contingent Distribution		5,377,461	141,643	-		5,519,104	- c	-	-
Lee Enterprises Inc./IA		-	4,824,268	-		4,824,268	10,034,478	-	-
Lee Enterprises Inc., Second Lien Term Loan, 12.00%, 12/31/22		27,750,000	-	(925,000)		26,825,000	28,065,656	1,874,936	44,557
Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%, 3/15/22		74,255,000	745,000	-		75,000,000	70,031,250	5,271,074	-
Lee Enterprises Inc., w ts.,12/31/22		1,110,000	-	-		1,110,000	1,189,395	-	-
New Media Investment Group Inc		2,470,007	2,216,985	(245,220)		4,441,772	68,669,795	3,544,148	731,343
New Media Holdings II LLC, Term B Loan, 7.25%, 6/04/20		114,425,000	-	(859,175)		113,565,825	112,446,066	5,841,180	14,673
Total Affiliated Securities (Value is 8.33% of Net Assets)							$438,524,658	$20,694,267	$792,222

Franklin Mutual Shares Fund
Controlled Affiliates[a]
CB FIM Coinvestors LLC	43,105,703	-	-	43,105,703	$-		$-	$-
Non-Controlled Affiliates
Alexander's Inc.	326,675	-	-	326,675	$122,176,450	$3,430,088		$-
Federal Signal Corp.	3,360,800	-	-	3,360,800	46,076,568		604,944	-
Guaranty Bancorp	1,146,366	-	-	1,146,366	18,880,648		343,910	-
International Automotive Components Group Brazil LLC	7,234,813	-	-	7,234,813	201,743		-	-
International Automotive Components Group North America LLC	63,079,866	-	-	63,079,866	37,529,997		-	-
White Mountains Insurance Group Ltd.	655,346	-	-	655,346	489,740,066		655,346	-
Total Non-Controlled Affiliates					$714,605,472	$5,034,288		$-
Total Affiliated Securities (Value is 4.88% of Net Assets)					$714,605,472		$5,034,288	$-

[a]Issuer in w hich the Fund ow ns 25% or more of the outstanding voting securities.
[b]Gross reduction w as the result of a corporate action.
[c]As of September 30, 2015, no longer an affiliate. Effective June 30, 2014, the common shares w ere converted into liquidating trust interests, w hich are non-voting shares.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

·					Level 1 – quoted prices in active markets for identical financial instruments
·					Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
·					Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
		Level 1		Level 2	Level 3			Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components		$-		$-	$13,666,414			$13,666,414
Metals & Mining		50,071,321		-	213,055			50,284,376
All Other Equity Investments[b]		3,418,834,342		-		-	c	3,418,834,342
Corporate Notes and Senior Floating Rate Interests		-		35,597,051		-		35,597,051
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization		-		82,943,957	317,493		c	83,261,450
Companies in Liquidation		120,672		8,799,604		-	c	8,920,276
Municipal Bonds		-		12,821,095		-		12,821,095
Short Term Investments		146,902,995		-		-		146,902,995
Total Investments in Securities		$3,615,929,330		$140,161,707	$14,196,962			$3,770,287,999

Other Financial Instruments
Futures Contracts		$2,299,258		$-		$-		$2,299,258
Forw ard Exchange Contracts		-		10,796,615		-		10,796,615
Total Other Financial Instruments		$2,299,258		$10,796,615		$-		$13,095,873

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts		$-		$9,316,331		$-		$9,316,331

Franklin Mutual European Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy Equipment & Services	$-	$-	$8,239,203		$8,239,203
Machinery	33,173,714	5,426,333	-		38,600,047
Road & Rail	-	-	20,923,964		20,923,964
All Other Equity Investments[b]	2,694,108,276	-	-		2,694,108,276
Short Term Investments	279,085,600	2,900,000	-		281,985,600
Total Investments in Securities	$3,006,367,590	$8,326,333	$29,163,167		$3,043,857,090

Other Financial Instruments
Futures Contracts	$3,207,781	$-	$-		$3,207,781
Forw ard Exchange Contracts	-	18,240,541	-		18,240,541
Total Other Financial Instruments	$3,207,781	$18,240,541	$-		$21,448,322

Liabilities:
Other Financial Instruments
Futures Contracts	$54,616	$-	$-		$54,616
Forw ard Exchange Contracts	-	24,095,582	-		24,095,582
Total Other Financial Instruments	$54,616	$24,095,582	$-		$24,150,198

Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Banks	$161,915,352	$5,071,096	$-		$166,986,448
Diversified Financial Services	14,072,045	-	5,570,661		19,642,706
All Other Equity Investments[b]	336,500,512	-	-		336,500,512
Companies in Liquidation	-	417,428	-	c	417,428
Short Term Investments	38,000,554	700,000	-		38,700,554
Total Investments in Securities	$550,488,463	$6,188,524	$5,570,661		$562,247,648

Other Financial Instruments
Futures Contracts	$200,900	$-	$-		$200,900
Forw ard Exchange Contracts	-	2,102,100	-		2,102,100
Total Other Financial Instruments	$200,900	$2,102,100	$-		$2,303,000

Liabilities:
Other Financial Instruments
Futures Contracts	$666	$-	$-		$666
Forw ard Exchange Contracts	-	1,182,368	-		1,182,368
Total Other Financial Instruments	$666	$1,182,368	$-		$1,183,034

Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$122,231,764	$-	$21,222,278		$143,454,042
Banks	3,115,912,300	90,098,822	-		3,206,011,122
Diversified Financial Services	-	-	7,195,109		7,195,109
Machinery	224,374,518	47,778,998	-		272,153,516
All Other Equity Investments[b]	18,492,261,774	-	-	c	18,492,261,774
Corporate Notes and Senior Floating Rate Interests	-	522,979,482	-		522,979,482
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	247,151,264	1,924,234	c	249,075,498
Companies in Liquidation	113,694	31,598,483	-	c	31,712,177
Municipal Bonds	-	73,964,730	-		73,964,730
Short Term Investments	820,127,966	6,068,361	-		826,196,327
Total Investments in Securities	$22,775,022,016	$1,019,640,140	$30,341,621		$23,825,003,777

Other Financial Instruments
Futures Contracts	$10,595,732	$-	$-		$10,595,732
Forw ard Exchange Contracts	-	68,431,728	-		68,431,728
Total Other Financial Instruments	$10,595,732	$68,431,728	$-		$79,027,460

Liabilities:
Other Financial Instruments
Securities Sold Short	$52,431,686	$-	$-		$52,431,686
Futures Contracts	95,245	-	-		95,245
Forw ard Exchange Contracts	-	54,843,148	-		54,843,148
Total Other Financial Instruments	$52,526,931	$54,843,148	$-		$107,370,079

Franklin Mutual International Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Machinery	$669,686	$107,535	$-		$777,221
All Other Equity Investments[b]	150,996,925	-	-		150,996,925
Short Term Investments	8,699,968	1,867,146	-		10,567,114
Total Investments in Securities	$160,366,579	$1,974,681	$-		$162,341,260

Other Financial Instruments
Futures Contracts	$84,621	$-	$-		$84,621
Forw ard Exchange Contracts	-	928,971	-		928,971
Total Other Financial Instruments	$84,621	$928,971	$-		$1,013,592

Liabilities:
Other Financial Instruments
Futures Contracts	$1,332	$-	$-		$1,332
Forw ard Exchange Contracts	-	1,151,502	-		1,151,502
Total Other Financial Instruments	$1,332	$1,151,502	$-		$1,152,834

Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$11,925,434		$11,925,434
Communications Equipment	-	-	39,248,807		39,248,807
Energy Equipment & Services	63,482,081	-	822,213		64,304,294
Media	172,333,708	1,189,395	-		173,523,103
All Other Equity Investments[b]	2,832,324,881	-	-	c	2,832,324,881
Corporate Bonds, Notes and Senior Floating Rate Interests	-	1,354,438,475	-		1,354,438,475
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	-	310,789,615	438,848	c	311,228,463
Companies in Liquidation	1,965,774	24,726,170	1,997,971	c	28,689,915
Municipal Bonds	-	25,283,248	-		25,283,248
Short Term Investments	238,372,068	18,953,419	-		257,325,487
Total Investments in Securities	$3,308,478,512	$1,735,380,322	$54,433,273		$5,098,292,107

Other Financial Instruments
Futures Contracts	$2,236,464	$-	$-		$2,236,464
Forw ard Exchange Contracts	-	12,559,666	-		12,559,666
Total Other Financial Instruments	$2,236,464	$12,559,666	$-		$14,796,130

Liabilities:
Other Financial Instruments
Options Written	$152,000	$-	$-		$152,000
Securities Sold Short	-	7,708,953	-		7,708,953
Futures Contracts	14,653	-	-		14,653
Forw ard Exchange Contracts	-	9,778,845	-		9,778,845
Total Other Financial Instruments	$166,653	$17,487,798	$-		$17,654,451

Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$37,731,740		$37,731,740
Banks	1,498,545,790	2,749,478	-		1,501,295,268
Machinery	197,376,428	34,484,160	-		231,860,588
All Other Equity Investments[b]	11,231,663,321	-	-	c	11,231,663,321
Corporate Bonds, Notes and Senior Floating Rate Interests	-	445,352,254	-		445,352,254
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	213,961,951	1,217,851	c	215,179,802
Companies in Liquidation	249,919	22,660,862	-	c	22,910,781
Municipal Bonds	-	48,278,142	-		48,278,142
Short Term Investments	782,849,318	11,879,464	-		794,728,782
Total Investments in Securities	$13,710,684,776	$779,366,311	$38,949,591		$14,529,000,678

Other Financial Instruments
Futures Contracts	$5,144,737	$-	$-		$5,144,737
Forw ard Exchange Contracts	-	22,344,936	-		22,344,936
Total Other Financial Instruments	$5,144,737	$22,344,936	$-		$27,489,673

Liabilities:
Other Financial Instruments
Securities Sold Short	$31,790,609	$-	$-		$31,790,609
Forw ard Exchange Contracts	-	16,537,898	-		16,537,898
Total Other Financial Instruments	$31,790,609	$16,537,898	$-		$48,328,507

aIncludes common, convertible preferred and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at September 30, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliations of assets for the nine months ended September 30, 2015, are as follows:

														Net Change in
														Unrealized Appreciation
	Balance at									Net Unrealized				(Depreciation) on
	Beginning of				Transfers Into		Transfers Out	Cost Basis	Net Realized	Appreciation		Balance at End		Assets Held at Period
	Period		Purchases	Sales		Level 3[a]	of Level 3[b]	Adjustments[c]	Gain (Loss)		(Depreciation)	of Period		End
Franklin Mutual European Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Energy Equipment & Services	$22,886,675		$-	$-		$-	$-	$-	$-	$(14,647,472)		$8,239,203		$(14,647,472)
Insurance	-	e	-	-		-	-	(6,265)	(1,495,939)		1,502,204	-		-
Real Estate Management & Development	1,619,612		-	(1,924,237)		-	-	-	1,137,811		(833,186)	-		-
Road & Rail	18,528,986		-	-		-	-	-	-		2,394,978	20,923,964		2,394,978
Total Investments in Securities	$43,035,273		$-	$(1,924,237)		$-	$-	$(6,265)	$(358,128) $ (11,583,476)			$29,163,167		$(12,252,494)

Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Diversified Financial Services	$5,496,455		$-	$-		$-	$-	$-	$-		$74,206	$5,570,661		$74,206
Insurance		- e	-	-		-	-	(2,914)	(695,872)		698,786	-		-
Total Investments in Securities	$5,496,455		$-	$-		$-	$-	$(2,914)	$(695,872	) $	772,992	$5,570,661		$74,206

Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Auto Components	$15,327,571	f $	-	$-		$-	$-	$-	$-		$(3,402,137)	$11,925,434		$(3,402,137)
Communications Equipment	28,034,862	g	-	-		-	-	-	-		11,213,945	39,248,807		11,213,945
Energy Equipment & Services	2,283,925	h	-	-		-	-	-	-		(1,461,712)	822,213		(1,461,712)
Insurance		- e	-	-		-	-	(37,907)	(9,051,918)		9,089,825	-		-
Media	1,831,500		-	-		-	-	-	-		(1,831,500)	-		-
Real Estate Management & Development	69,961,758		-	(83,120,543)		-	-	-	83,120,543	(69,961,758)		-		-
Corporate Bonds, Notes and Senior Floating Rate
Interests	13,241,250		-	-		-	(14,220,000)	-	-		978,750	-		-
Corporate Bonds, Notes and Senior Floating Rate
Interests in Reorganization		- e	7,044,971	-		94,290	-	-	-		(6,700,413)	438,848	e	(6,700,413)
Companies in Liquidation	1,584,479	e,i	-	-		-	-	-	-		413,492	1,997,971	e	413,492
Total Investments in Securities	$132,265,345		$7,044,971	$(83,120,543	) $	94,290	$(14,220,000)	$(37,907)	$74,068,625	$(61,661,508)		$54,433,273		$63,175

[a]The investments w ere transferred into Level 3 as a result of their value being determined using a significant unobservable input.
[b]The investments w ere transferred out of Level 3 as a result of the removal of a significant unobservable valuation input.
[c]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
[d]Includes common and preferred stocks as w ell as other equity investments.
[e]Includes securities determined to have no value.
[f]Balance reflects fair value of securities acquired froma merger (fair value $974,073).
[g]Balance reflects fair value of securities acquired from a merger (fair value $188,500).
[h]Balance reflects fair value of securities acquired from a merger (fair value $2,283,925).
[i]Balance reflects fair value of securities acquired froma merger (fair value $40,664).

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2015, are as follows:

	Fair Value at	Valuation				Impact to Fair Value
Description	End of Period	Technique	Unobservable Inputs	Amount/Range		if Input Increases[a]
Franklin Mutual European Fund
Assets:
Investments in Securities:
Equity Investments:
Road & Rail	$20,923,964	Market	Discount for lack of marketability	15%		Decrease[b]
		comparables
All Other Investments[c]	8,239,203
Total	$29,163,167

Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Diversified Financial Services	$5,570,661	Discounted	Cost of equity	16%		Decrease[e]
		Cash Flow	Long-term revenue grow th rate	6.2% - 23.8%		Increase[e]
		Model	Adjusted EBITDA margin	6.0% - 19.7%		Increase[b]

Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:
Auto Components	$11,854,375	Market	Discount for lack of marketability	10%		Decrease[b]
		comparables	EV / EBITDA multiple	3.6	x	Increase[e]
All Other Investments[c]	42,578,898
Total	$54,433,273

a Represents the directio nal change in the fair value of the Level 3 financial instruments that wo uld result fro m a significant and reasonable increase in the correspo nding input. A significant and reasonable decrease in input wo uld have the o ppo site effect. Significant impacts, if any, to fair value and/o r net assets have been indicated.
b Represents a significant impact to fair value but no t net assets.
c Includes financial instruments with values derived using prior transactio n prices or third party pricing information witho ut adjustment for which such inputs are unobservable.
M ay also include fair value o f immaterial financial instruments develo ped using vario us valuation techniques and unobservable inputs.
d Includes preferred stocks.
e Represents a significant impact to fair value and net assets.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  November 25, 2015

By /s/ Robert G. Kubilis

Robert G. Kubilis

Chief Financial Officer and

Chief Accounting Officer

Date  November 25, 2015